UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Greater China Growth Fund

Annual Report

August 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2016

Eaton Vance

Greater China Growth Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	23

Federal Tax Information	24

Board of Trustees’ Contract Approval	25

Management and Organization	28

Important Notices	31

Eaton Vance

Greater China Growth Fund

August 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended August 31, 2016, the MSCI Golden Dragon Index2 rose 10.94%, with the Greater China markets ending on a strong note after a somewhat bumpy start. The period began with an unexpected 3% devaluation in China’s currency, the renminbi (the RMB), as the Chinese government reformed and updated the system for managing the exchange rate. This roiled markets worldwide and caused further jitters over the succeeding months. During the 12-month period as a whole, the RMB depreciated by around 5%, a rather modest decline relative to many observers’ predictions.

The Chinese government introduced a variety of measures to stabilize the equity market and stimulate economic growth in the early part of the 12-month period. Interest rates and the reserve requirement ratio for banks were both cut, thus reducing the cost of borrowing and releasing more liquidity for banks to lend. In addition to maintaining accommodative monetary policy, other policies were introduced to stimulate consumption: the sales tax on cars was halved, the down-payment requirements for first-time home buyers were relaxed and, most notably, the Communist Party’s one-child policy was finally abandoned after 35 years.

Global stock markets came under significant pressure in the early part of 2016. China’s newly introduced circuit breaker mechanism for the country’s A-share stock market was triggered after a 7% plunge on the very first trading day of the year. This was followed by several more days of market halts, which further damaged investor sentiment. The mechanism was abolished after just one week in operation.

Amid all this market volatility, lackluster macro indicators and currency depreciation, China managed to report GDP growth of 6.7% year-over-year in the first half of 2016. Property prices also continued to rise, especially in the major cities.

The slowdown in tourist spending in Hong Kong led to a double-digit year-over-year decline in retail sales in February, which gradually recovered over the following months. Weakness in the residential property market also captured headlines: the closely watched Centerline property price index reached a trough in March after falling 13% from its September 2015 peak. The property market then began to stabilize, as U.S. rate hike worries subsided and domestic employment and income growth in Hong Kong remained resilient.

Taiwan’s presidential election in mid-January 2016 saw the Democratic Party’s candidate, Tsai Ing-wen, win as expected. This removed a significant political overhang for Taiwan. The relatively dovish tone of the new president’s inaugural speech potentially set the scene for improvements in cross-straits relations with mainland China. Taiwan performed relatively well as compared with other markets in the region.

Fund Performance

For the 12-month period ended August 31, 2016, Eaton Vance Greater China Growth Fund (the Fund) had a total return of 12.50% for Class A shares at net asset value (NAV), outperforming the Fund’s benchmark, the MSCI Golden Dragon Index (the Index), which returned 10.94% over the same period.

Stock selection in both China and Taiwan contributed positively to the Fund’s performance relative to the Index. The top individual contributor to relative Fund performance was Tencent Holdings, Ltd. (China), followed by Nexteer Automotive Group, Ltd. (Hong Kong) and Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan). The Fund’s underweight positions versus the Index in Baidu, Inc. (China) and the Fund’s lack of exposure to China Life Insurance Company, Ltd. (China) were also key contributors to relative Fund performance.

Tencent, which was the Fund’s largest holding as of period-end, continued to deliver strong performance in terms of both earnings and share price. The company not only owns the largest social networking platform in the world but, more importantly, has been able to monetize this important asset and thus generate attractive profits and strong returns for shareholders. Mobile games, video advertising and payment services all recorded strong operating performance, even amid the weak economic environment in China. Nexteer Automotive, the world’s fifth-largest automobile steering system supplier, saw rising profit margins due to a better product mix and improvements in operating efficiency.

On the negative side, stock selection in Hong Kong detracted slightly from the Fund’s performance relative to the Index. In terms of individual performance detractors, CK Hutchison Holdings, Ltd. (Hong Kong) was the biggest drag on relative Fund performance during the period. The company has significant exposure to telecommunications, retail and utilities businesses in both the UK and Europe. As a result, its share price suffered during the market volatility surrounding the Brexit referendum in mid-2016.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater China Growth Fund

August 31, 2016

Performance2,3

Portfolio Managers June Lui and Christopher Darling, each of BMO Global Asset Management (Asia) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	10/28/1992	10/28/1992	12.50%	4.49%	6.87%
Class A with 5.75% Maximum Sales Charge	—	—	6.04	3.26	6.24
Class B at NAV	06/07/1993	10/28/1992	11.75	3.75	6.20
Class B with 5% Maximum Sales Charge	—	—	6.75	3.41	6.20
Class C at NAV	12/28/1993	10/28/1992	11.73	3.76	6.20
Class C with 1% Maximum Sales Charge	—	—	10.73	3.76	6.20
Class I at NAV	10/01/2009	10/28/1992	12.90	4.79	7.11
MSCI Golden Dragon Index	—	—	10.94%	4.95%	6.53%

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		1.96%	2.66%	2.66%	1.66%
Net		1.95	2.65	2.65	1.65

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2006	$18,260	N.A.
Class C	$10,000	08/31/2006	$18,264	N.A.
Class I	$250,000	08/31/2006	$496,927	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Greater China Growth Fund

August 31, 2016

Fund Profile

Regional Allocation (% of net assets)5

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Tencent Holdings, Ltd.	9.7%

Taiwan Semiconductor Manufacturing Co., Ltd.	9.4

AIA Group, Ltd.	7.8

China Mobile, Ltd.	5.0

Ping An Insurance (Group) Co. of China, Ltd., Class H	4.4

China Construction Bank Corp., Class H	4.3

Industrial & Commercial Bank of China, Ltd., Class H	4.0

China Overseas Land & Investment, Ltd.	3.7

Hong Kong Exchanges and Clearing, Ltd.	3.5

Link REIT	3.0

Total	54.8%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Greater China Growth Fund

August 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/16. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective July 11, 2016, the Fund’s portfolio managers are June Lui and Christopher Darling.

5

Eaton Vance

Greater China Growth Fund

August 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 – August 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period* (3/1/16 – 8/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,218.90	$10.88	**	1.95%
Class B	$1,000.00	$1,214.70	$14.75	**	2.65%
Class C	$1,000.00	$1,214.80	$14.75	**	2.65%
Class I	$1,000.00	$1,221.60	$9.21	**	1.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.30	$9.88	**	1.95%
Class B	$1,000.00	$1,011.80	$13.40	**	2.65%
Class C	$1,000.00	$1,011.80	$13.40	**	2.65%
Class I	$1,000.00	$1,016.80	$8.36	**	1.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2016.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance

Greater China Growth Fund

August 31, 2016

Portfolio of Investments

Common Stocks — 97.5%

Security	Shares	Value

China — 44.6%

Automobiles — 0.7%
Great Wall Motor Co., Ltd., Class H	692,000	$669,952

		$669,952

Banks — 8.3%
China Construction Bank Corp., Class H	5,228,110	$3,909,529
Industrial & Commercial Bank of China, Ltd., Class H	5,689,000	3,618,659

		$7,528,188

Electrical Equipment — 1.2%
Zhuzhou CRRC Times Electric Co., Ltd.	203,500	$1,079,440

		$1,079,440

Electronic Equipment, Instruments & Components — 0.9%
AAC Technologies Holdings, Inc.	68,500	$780,166

		$780,166

Food Products — 1.1%
China Mengniu Dairy Co., Ltd.	351,000	$663,625
Want Want China Holdings, Ltd.	519,000	340,844

		$1,004,469

Gas Utilities — 1.0%
China Resources Gas Group, Ltd.	274,000	$916,708

		$916,708

Household Durables — 1.8%
Haier Electronics Group Co., Ltd.	998,000	$1,666,698

		$1,666,698

Insurance — 6.2%
China Pacific Insurance (Group) Co., Ltd., Class H	452,200	$1,584,265
Ping An Insurance (Group) Co. of China, Ltd., Class H	779,500	4,017,821

		$5,602,086

Internet Software & Services — 10.3%
Baidu, Inc. ADR(1)	3,416	$584,375
Tencent Holdings, Ltd.	337,600	8,748,864

		$9,333,239

Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.7%
China Petroleum & Chemical Corp., Class H	2,088,000	$1,492,392

		$1,492,392

Pharmaceuticals — 0.6%
Sino Biopharmaceutical, Ltd.	827,000	$529,685

		$529,685

Real Estate Management & Development — 3.7%
China Overseas Land & Investment, Ltd.	1,010,000	$3,326,520

		$3,326,520

Technology Hardware, Storage & Peripherals — 0.5%
Lenovo Group, Ltd.	694,000	$467,101

		$467,101

Textiles, Apparel & Luxury Goods — 1.6%
ANTA Sports Products, Ltd.	530,000	$1,431,251

		$1,431,251

Wireless Telecommunication Services — 5.0%
China Mobile, Ltd.	367,000	$4,521,079

		$4,521,079

Total China (identified cost $30,513,806)		$40,348,974

Hong Kong — 27.9%

Auto Components — 2.7%
Nexteer Automotive Group, Ltd.	1,751,000	$2,403,173

		$2,403,173

Capital Markets — 3.5%
Hong Kong Exchanges and Clearing, Ltd.	129,721	$3,164,890

		$3,164,890

Electronic Equipment, Instruments & Components — 0.3%
PAX Global Technology, Ltd.	361,000	$276,894

		$276,894

Equity Real Estate Investment Trusts (REITs) — 3.0%
Link REIT	379,000	$2,753,024

		$2,753,024

7	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Food & Staples Retailing — 0.5%
Dairy Farm International Holdings, Ltd.	65,100	$466,628

		$466,628

Hotels, Restaurants & Leisure — 1.7%
Sands China, Ltd.	394,400	$1,546,206

		$1,546,206

Household Durables — 2.7%
Techtronic Industries Co., Ltd.	594,500	$2,408,161

		$2,408,161

Industrial Conglomerates — 2.4%
CK Hutchison Holdings, Ltd.	172,856	$2,217,819

		$2,217,819

Insurance — 7.8%
AIA Group, Ltd.	1,118,800	$7,046,392

		$7,046,392

Real Estate Management & Development — 3.3%
Cheung Kong Property Holdings, Ltd.	303,856	$2,130,167
Hongkong Land Holdings, Ltd.	125,800	815,347

		$2,945,514

Total Hong Kong (identified cost $16,935,805)		$25,228,701

Luxembourg — 1.0%

Textiles, Apparel & Luxury Goods — 1.0%
Samsonite International SA	285,900	$903,457

		$903,457

Total Luxembourg (identified cost $707,069)		$903,457

Taiwan — 22.4%

Banks — 1.6%
CTBC Financial Holding Co., Ltd.	2,576,742	$1,487,672

		$1,487,672

Security	Shares	Value

Electronic Equipment, Instruments & Components — 5.7%
Delta Electronics, Inc.	221,000	$1,146,653
Hon Hai Precision Industry Co., Ltd.	884,710	2,447,176
Largan Precision Co., Ltd.	14,000	1,565,498

		$5,159,327

Food & Staples Retailing — 1.8%
President Chain Store Corp.	207,000	$1,645,348

		$1,645,348

Insurance — 1.4%
Cathay Financial Holding Co., Ltd.	994,929	$1,254,958

		$1,254,958

Multiline Retail — 1.3%
Poya International Co., Ltd.	80,587	$1,204,356

		$1,204,356

Semiconductors & Semiconductor Equipment — 10.2%
MediaTek, Inc.	91,000	$714,192
Taiwan Semiconductor Manufacturing Co., Ltd.	1,525,839	8,473,565

		$9,187,757

Technology Hardware, Storage & Peripherals — 0.4%
Adlink Technology, Inc.	209,293	$395,775

		$395,775

Total Taiwan (identified cost $13,322,250)		$20,335,193

United States — 1.6%

Food Products — 1.6%
Mead Johnson Nutrition Co.	17,249	$1,467,373

		$1,467,373

Total United States (identified cost $1,451,782)		$1,467,373

Total Common Stocks (identified cost $62,930,712)		$88,283,698

8	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2016

Portfolio of Investments — continued

Short-Term Investments — 2.6%

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 9/1/16	$2,301	$2,301,116

Total Short-Term Investments (identified cost $2,301,116)		$2,301,116

Total Investments — 100.1% (identified cost $65,231,828)		$90,584,814

Other Assets, Less Liabilities — (0.1)%		$(46,388)

Net Assets — 100.0%		$90,538,426

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

Abbreviations:

ADR	–	American Depositary Receipt

9	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2016

Statement of Assets and Liabilities

Assets	August 31, 2016
Investments, at value (identified cost, $65,231,828)	$90,584,814
Foreign currency, at value (identified cost, $33,529)	33,534
Dividend and interest receivable	110,586
Receivable for investments sold	198,398
Receivable for Fund shares sold	1,571
Total assets	$90,928,903

Liabilities
Payable for Fund shares redeemed	$124,436
Payable to affiliates:
Investment adviser fee	83,761
Administration fee	11,422
Distribution and service fees	30,012
Other	10,169
Accrued expenses	130,677
Total liabilities	$390,477
Net Assets	$90,538,426

Sources of Net Assets
Paid-in capital	$66,680,435
Accumulated net realized loss	(1,110,883)
Accumulated net investment loss	(383,859)
Net unrealized appreciation	25,352,733
Total	$90,538,426

Class A Shares
Net Assets	$66,709,210
Shares Outstanding	3,272,839
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.38
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$21.62

Class B Shares
Net Assets	$1,666,086
Shares Outstanding	85,609
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$19.46

Class C Shares
Net Assets	$13,856,091
Shares Outstanding	714,352
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$19.40

Class I Shares
Net Assets	$8,307,039
Shares Outstanding	405,123
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.50

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2016

Statement of Operations

Investment Income	Year Ended August 31, 2016
Dividends (net of foreign taxes, $250,215)	$2,140,881
Interest	159
Total investment income	$2,141,040

Expenses
Investment adviser fee	$982,186
Administration fee	133,934
Distribution and service fees
Class A	192,856
Class B	22,722
Class C	138,429
Trustees’ fees and expenses	5,219
Custodian fee	73,848
Transfer and dividend disbursing agent fees	180,221
Legal and accounting services	63,806
Printing and postage	26,485
Registration fees	52,385
Miscellaneous	22,694
Total expenses	$1,894,785
Deduct —
Allocation of expenses to affiliates	$67,965
Total expense reductions	$67,965

Net expenses	$1,826,820

Net investment income	$314,220

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,097,989)
Foreign currency transactions	(7,077)
Net realized loss	$(1,105,066)
Change in unrealized appreciation (depreciation) —
Investments	$10,714,076
Foreign currency	1,125
Net change in unrealized appreciation (depreciation)	$10,715,201

Net realized and unrealized gain	$9,610,135

Net increase in net assets from operations	$9,924,355

11	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2016

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income (loss)	$314,220	$(38,840)
Net realized gain (loss) from investment and foreign currency transactions	(1,105,066)	11,249,739
Net change in unrealized appreciation (depreciation) from investments and foreign currency	10,715,201	(26,797,015)
Net increase (decrease) in net assets from operations	$9,924,355	$(15,586,116)
Distributions to shareholders —
From net investment income
Class A	$—	$(231,332)
Class I	—	(61,854)
From net realized gain
Class A	(3,867,942)	—
Class B	(161,000)	—
Class C	(881,191)	—
Class I	(590,097)	—
Total distributions to shareholders	$(5,500,230)	$(293,186)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,171,806	$4,395,048
Class B	10,982	255,560
Class C	518,145	1,405,296
Class I	3,706,815	7,245,107
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,327,923	189,819
Class B	146,428	—
Class C	702,943	—
Class I	497,338	52,535
Cost of shares redeemed
Class A	(11,099,476)	(23,581,771)
Class B	(631,473)	(1,295,275)
Class C	(3,023,054)	(5,018,749)
Class I	(6,331,691)	(5,231,860)
Net asset value of shares exchanged
Class A	1,165,331	2,519,495
Class B	(1,165,331)	(2,519,495)
Net decrease in net assets from Fund share transactions	$(11,003,314)	$(21,584,290)

Net decrease in net assets	$(6,579,189)	$(37,463,592)

Net Assets
At beginning of year	$97,117,615	$134,581,207
At end of year	$90,538,426	$97,117,615

Accumulated net investment loss included in net assets
At end of year	$(383,859)	$—

12	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2016

Financial Highlights

	Class A
	Year Ended August 31,
	2016		2015		2014	2013		2012
Net asset value — Beginning of year	$19.210		$22.200		$18.450	$15.940		$19.220

Income (Loss) From Operations
Net investment income(1)	$0.092		$0.020		$0.081	$0.090		$0.124
Net realized and unrealized gain (loss)	2.210		(2.950)		3.739	2.529		(1.975)

Total income (loss) from operations	$2.302		$(2.930)		$3.820	$2.619		$(1.851)

Less Distributions
From net investment income	$—		$(0.060)		$(0.070)	$(0.109)		$(0.315)
From net realized gain	(1.132)		—		—	—		(1.114)

Total distributions	$(1.132)		$(0.060)		$(0.070)	$(0.109)		$(1.429)

Net asset value — End of year	$20.380		$19.210		$22.200	$18.450		$15.940

Total Return(2)	12.50%		(13.26)%		20.73%	16.43%		(9.20)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$66,709		$68,475		$95,911	$91,086		$91,465
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.95	%(4)	1.95	%(4)	1.94%	1.98	%(4)	2.00	%(4)(5)
Net investment income	0.49%		0.09%		0.39%	0.50%		0.75	%(5)
Portfolio Turnover of the Portfolio(6)	—		—		—	—		43	%(7)
Portfolio Turnover of the Fund	8%		53%		33%	54%		4	%(7)(8)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)

The investment adviser and sub-adviser to the Portfolio or Fund reimbursed certain operating expenses (equal to 0.08%, 0.01%, 0.05% and 0.10% of average daily net assets for the years ended August 31, 2016, 2015, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	Not annualized.

(8)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to August 1, 2012 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2016

Financial Highlights — continued

	Class B
	Year Ended August 31,
	2016		2015		2014	2013		2012
Net asset value — Beginning of year	$18.510		$21.490		$17.930	$15.510		$18.690

Income (Loss) From Operations
Net investment loss(1)	$(0.092)		$(0.198)		$(0.106)	$(0.053)		$(0.006)
Net realized and unrealized gain (loss)	2.174		(2.782)		3.666	2.473		(1.900)

Total income (loss) from operations	$2.082		$(2.980)		$3.560	$2.420		$(1.906)

Less Distributions
From net investment income	$—		$—		$—	$—		$(0.160)
From net realized gain	(1.132)		—		—	—		(1.114)

Total distributions	$(1.132)		$—		$—	$—		$(1.274)

Net asset value — End of year	$19.460		$18.510		$21.490	$17.930		$15.510

Total Return(2)	11.75%		(13.87)%		19.85%	15.60%		(9.83)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,666		$3,271		$7,421	$10,602		$13,898
Ratios (as a percentage of average daily net assets):
Expenses(3)	2.65	%(4)	2.65	%(4)	2.64%	2.68	%(4)	2.70	%(4)(5)
Net investment loss	(0.51)%		(0.93)%		(0.53)%	(0.30)%		(0.04	)%(5)
Portfolio Turnover of the Portfolio(6)	—		—		—	—		43	%(7)
Portfolio Turnover of the Fund	8%		53%		33%	54%		4	%(7)(8)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)

The investment adviser and sub-adviser to the Portfolio or Fund reimbursed certain operating expenses (equal to 0.08%, 0.01%, 0.05% and 0.10% of average daily net assets for the years ended August 31, 2016, 2015, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	Not annualized.

(8)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to August 1, 2012 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2016

Financial Highlights — continued

	Class C
	Year Ended August 31,
	2016		2015		2014	2013		2012
Net asset value — Beginning of year	$18.450		$21.420		$17.880	$15.460		$18.640

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.042)		$(0.136)		$(0.073)	$(0.036)		$0.001
Net realized and unrealized gain (loss)	2.124		(2.834)		3.613	2.456		(1.901)

Total income (loss) from operations	$2.082		$(2.970)		$3.540	$2.420		$(1.900)

Less Distributions
From net investment income	$—		$—		$—	$—		$(0.166)
From net realized gain	(1.132)		—		—	—		(1.114)

Total distributions	$(1.132)		$—		$—	$—		$(1.280)

Net asset value — End of year	$19.400		$18.450		$21.420	$17.880		$15.460

Total Return(2)	11.73%		(13.82)%		19.80%	15.65%		(9.82)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,856		$15,073		$21,271	$22,471		$23,947
Ratios (as a percentage of average daily net assets):
Expenses(3)	2.65	%(4)	2.65	%(4)	2.64%	2.68	%(4)	2.70	%(4)(5)
Net investment income (loss)	(0.24)%		(0.64)%		(0.36)%	(0.20)%		0.01	%(5)
Portfolio Turnover of the Portfolio(6)	—		—		—	—		43	%(7)
Portfolio Turnover of the Fund	8%		53%		33%	54%		4	%(7)(8)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)

The investment adviser and sub-adviser to the Portfolio or Fund reimbursed certain operating expenses (equal to 0.08%, 0.01%, 0.05% and 0.10% of average daily net assets for the years ended August 31, 2016, 2015, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	Not annualized.

(8)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to August 1, 2012 and which had the same investment objective and policies as the Fund during such period.

15	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2016

Financial Highlights — continued

	Class I
	Year Ended August 31,
	2016		2015		2014	2013		2012
Net asset value — Beginning of year	$19.260		$22.240		$18.500	$15.980		$19.290

Income (Loss) From Operations
Net investment income(1)	$0.091		$0.100		$0.156	$0.144		$0.170
Net realized and unrealized gain (loss)	2.281		(2.969)		3.715	2.537		(1.983)

Total income (loss) from operations	$2.372		$(2.869)		$3.871	$2.681		$(1.813)

Less Distributions
From net investment income	$—		$(0.111)		$(0.131)	$(0.161)		$(0.383)
From net realized gain	(1.132)		—		—	—		(1.114)

Total distributions	$(1.132)		$(0.111)		$(0.131)	$(0.161)		$(1.497)

Net asset value — End of year	$20.500		$19.260		$22.240	$18.500		$15.980

Total Return(2)	12.90%		(13.00)%		20.98%	16.79%		(8.93)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,307		$10,298		$9,977	$7,433		$7,354
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.65	%(4)	1.65	%(4)	1.64%	1.68	%(4)	1.69	%(4)(5)
Net investment income	0.49%		0.45%		0.75%	0.79%		1.02	%(5)
Portfolio Turnover of the Portfolio(6)	—		—		—	—		43	%(7)
Portfolio Turnover of the Fund	8%		53%		33%	54%		4	%(7)(8)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)

The investment adviser and sub-adviser to the Portfolio or Fund reimbursed certain operating expenses (equal to 0.08%, 0.01%, 0.05% and 0.10% of average daily net assets for the years ended August 31, 2016, 2015, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(7)	Not annualized.

(8)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to August 1, 2012 and which had the same investment objective and policies as the Fund during such period.

16	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

17

Eaton Vance

Greater China Growth Fund

August 31, 2016

Notes to Financial Statements — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2016 and August 31, 2015 was as follows:

	Year Ended August 31,
	2016	2015

Distributions declared from:
Ordinary income	$691,002	$293,186
Long-term capital gains	$4,809,228	$—

During the year ended August 31, 2016, accumulated net realized loss was decreased by $2,546,719, accumulated net investment loss was increased by $698,079 and paid-in capital was decreased by $1,848,640 due to dividend redesignations, distributions in excess for required excise distributions and differences between book and tax accounting, primarily for foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of August 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Deferred capital losses and post October capital losses	$(1,098,084)
Net unrealized appreciation	$24,956,075

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in passive foreign investment companies.

At August 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $55,184 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2016, $55,184 are short-term.

18

Eaton Vance

Greater China Growth Fund

August 31, 2016

Notes to Financial Statements — continued

Additionally, at August 31, 2016, the Fund had a net capital loss of $1,042,900 attributable to security transactions incurred after October 31, 2015 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$65,628,486

Gross unrealized appreciation	$28,044,099
Gross unrealized depreciation	(3,087,771)

Net unrealized appreciation	$24,956,328

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.10% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended August 31, 2016, the investment adviser fee amounted to $982,186 or 1.10% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays BMO Global Asset Management (Asia) Limited (BMO GAM (Asia)) a portion of its investment adviser fee for sub-advisory services provided to the Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended August 31, 2016, the administration fee amounted to $133,934.

BMR and BMO GAM (Asia) have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.95%, 2.65%, 2.65% and 1.65% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after December 31, 2016. Pursuant to this agreement, BMR and BMO GAM (Asia) were allocated $67,965 in total of the Fund’s operating expenses for the year ended August 31, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2016, EVM earned $19,205 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,180 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2016. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2016 amounted to $192,856 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2016, the Fund paid or accrued to EVD $17,042 and $103,822 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2016 amounted to $5,680 and $34,607 for Class B and Class C shares, respectively.

19

Eaton Vance

Greater China Growth Fund

August 31, 2016

Notes to Financial Statements — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended August 31, 2016, the Fund was informed that EVD received approximately $1,000 and $1,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $7,446,570 and $21,818,374, respectively, for the year ended August 31, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended August 31,
Class A	2016	2015

Sales	62,797	199,340
Issued to shareholders electing to receive payments of distributions in Fund shares	177,489	7,831
Redemptions	(594,384)	(1,078,073)
Exchange from Class B shares	61,900	114,760

Net decrease	(292,198)	(756,142)

	Year Ended August 31,
Class B	2016	2015

Sales	610	11,658
Issued to shareholders electing to receive payments of distributions in Fund shares	8,140	—
Redemptions	(35,315)	(61,414)
Exchange to Class A shares	(64,517)	(118,887)

Net decrease	(91,082)	(168,643)

	Year Ended August 31,
Class C	2016	2015

Sales	28,966	63,508
Issued to shareholders electing to receive payments of distributions in Fund shares	39,205	—
Redemptions	(170,570)	(239,685)

Net decrease	(102,399)	(176,177)

20

Eaton Vance

Greater China Growth Fund

August 31, 2016

Notes to Financial Statements — continued

	Year Ended August 31,
Class I	2016	2015

Sales	193,183	321,278
Issued to shareholders electing to receive payments of distributions in Fund shares	26,426	2,164
Redemptions	(349,205)	(237,417)

Net increase (decrease)	(129,596)	86,025

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2016.

On September 2, 2016, the Fund renewed its line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the Asian and China regions are impacted by the economies of countries in these regions which differ from the United States economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Governmental actions can also have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Eaton Vance

Greater China Growth Fund

August 31, 2016

Notes to Financial Statements — continued

At August 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$12,233,254		$—	$12,233,254
Consumer Staples	1,467,373	3,116,445		—	4,583,818
Energy	—	1,492,392		—	1,492,392
Financials	—	26,084,186		—	26,084,186
Health Care	—	529,685		—	529,685
Industrials	—	3,297,259		—	3,297,259
Information Technology	584,375	25,015,884		—	25,600,259
Real Estate	—	9,025,058		—	9,025,058
Telecommunication Services	—	4,521,079		—	4,521,079
Utilities	—	916,708		—	916,708

Total Common Stocks	$2,051,748	$86,231,950	*	$—	$88,283,698

Short-Term Investments	$—	$2,301,116		$—	$2,301,116

Total Investments	$2,051,748	$88,533,066		$—	$90,584,814

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

22

Eaton Vance

Greater China Growth Fund

August 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Greater China Growth Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Greater China Growth Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Greater China Growth Fund as of August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 20, 2016

23

Eaton Vance

Greater China Growth Fund

August 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended August 31, 2016, the Fund designates approximately $900,680, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended August 31, 2016, the Fund paid foreign taxes of $250,215 and recognized foreign source income of $2,386,869.

24

Eaton Vance

Greater China Growth Fund

August 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Greater China Growth Fund

August 31, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Greater China Growth Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, and the sub-advisory agreement with BMO Global Asset Management (Asia) Limited (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

26

Eaton Vance

Greater China Growth Fund

August 31, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. In considering the Fund’s performance, the Board noted the adverse impact of, among other things, the Fund’s stock selection and its underweight to the telecommunication services and utilities sectors. The Board also noted that the Fund’s relative performance over the three-year period versus its benchmark, comparable funds and customized peer group was largely attributable to its underperformance during calendar year 2014. The Board also considered information from the Adviser and Sub-adviser regarding recent improvements in the Fund’s relative performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

27

Eaton Vance

Greater China Growth Fund

August 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds at a mutually convenient time in 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly, held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman
(2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President
(2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds)
(2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm)
(1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

28

Eaton Vance

Greater China Growth Fund

August 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm)
(1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks)
(2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research
(1992-2000). Formerly, Chairperson, State Street Research Mutual Funds
(1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

29

Eaton Vance

Greater China Growth Fund

August 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

BMO Global Asset Management (Asia) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

406    8.31.16

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Annual Report

August 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2016

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	30

Federal Tax Information	31

Board of Trustees’ Contract Approval	32

Management and Organization	35

Important Notices	38

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Many global stock markets recorded solid gains for the year ended August 31, 2016, with U.S. stocks leading the way.

Global equity markets opened the period on the upswing before sinking in late September 2015, when the U.S. Federal Reserve (the Fed) chose to hold its benchmark interest rate steady after months of speculation about a rate hike. The decision to hold interest rates steady left some investors worried about the strength of the U.S and overseas economies, as well as the possibility of waning Fed influence over markets.

Stocks recovered in late 2015, helped by positive economic data. In the U.S., job market gains continued, and housing and auto sales also showed strength. Expressing confidence in the economy, the Fed made its long-anticipated move in December 2015, raising interest rates for the first time in nine years.

Turbulence returned to global equity markets in early 2016, as stocks worldwide slid amid worries about falling oil prices, declining interest rates and slowing global growth. However, global equity markets turned around in mid-February and soon overcame their earlier losses. Coinciding with the move was a reversal in crude oil prices, which rose following a prolonged decline.

Britain’s “Brexit” vote to leave the European Union sent stocks into a two-day tailspin in late June 2016. But global equity markets quickly rallied, recovering much of the lost ground before stalling out near period-end.

For the 12-month period, the MSCI World Index,2 a proxy for global equities, returned 6.68% for the period. The MSCI EAFE Index, an index of developed-market international equities, fell –0.12%, while the MSCI Emerging Markets Index returned 11.83%. In the U.S., the blue-chip Dow Jones Industrial Average advanced 14.37%, while the broader U.S. equity market, as represented by the S&P 500 Index, gained 12.55%.

On the fixed-income side, global interest rates remained relatively low for much of the 12-month period, helping to support many bond prices. Rates rose early in the period in anticipation of the Fed’s interest rate hike in December 2015. Rates then began a prolonged downward trend before stabilizing in the final month of the period amid speculation about the timing of the Fed’s next rate hike. Municipal bond yields followed a similar pattern, providing healthy returns to investors from price gains as interest rates fell. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade bond market, had a total return of 5.97% for the 12-month period. The municipal market, as measured by the Bloomberg Barclays Municipal Bond Index, had a total return of 6.88% for the period.

Fund Performance

For the 12-month period ended August 31, 2016, Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) had a total return of 8.02% for Class A shares at net asset value (NAV), outperforming the Fund’s primary benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the Index), which returned 5.97%. The Fund also outperformed its blended benchmark, a 60%/40% blend of the Index and the MSCI All Country World Index, respectively, which returned 6.73% for the same period.

Using a macro-driven, top-down asset allocation approach, the Fund seeks potentially overlooked investment opportunities worldwide. The Fund outperformed the Index primarily due to its overweight in equities and corresponding underweight in fixed-income securities, especially in the second half of the 12-month period. In particular, the Fund’s holdings in U.S. stocks, its largest country allocation, contributed to the Fund’s absolute performance. The addition of North American and European small-cap stocks during the period also boosted Fund returns.

Within the Fund’s equity portfolio, nine of the Fund’s 11 economic sectors recorded positive absolute performance in the period. The Fund’s holdings in the materials sector delivered notable returns. Within the sector, the metals & mining industry showed strength, due largely to the Fund’s position in a U.S. exchange-traded fund investing primarily in North American small-cap gold mining stocks. The information technology sector, especially U.S. stocks, also added to Fund results. On an industry basis, the semiconductors & semiconductor equipment industry was a notable performer. The consumer staples sector also contributed, with European and U.S. stocks registering solid gains in the 12-month period. In particular, the tobacco, household products and beverages industries outperformed.

Conversely, the financials sector detracted from absolute Fund performance, especially in Europe. The European insurance and banking industries were notable underperformers in the period. The health care sector was a drag on Fund returns, hurt by health care stocks in Europe, in particular the pharmaceuticals industry.

On a geographic basis, while the Fund’s position in U.S. stocks boosted performance, the Fund’s stock holdings in Europe and Japan detracted from overall returns. During the period, the Fund exited the Japan equity market entirely. The Fund’s underweight in emerging-market equities also constrained relative Fund performance versus its blended benchmark.

The Fund’s currency hedging activities detracted from absolute Fund performance for the period. In particular, the Fund’s hedges against the Japanese yen detracted when the yen rose against the U.S. dollar. The Fund’s positioning in the Australian dollar also detracted from absolute Fund returns.

Within the fixed income portion of the portfolio, the Fund’s holdings in high-yield municipal bonds contributed the most to Fund returns relative to the Index. By contrast, the Fund’s holdings in U.S. Treasurys detracted from Fund returns versus the Index. During the 12-month period, the Fund moved from intermediate-term to shorter-term U.S. Treasurys in expectation of higher interest rates. However, rates continued to fall in the period, which detracted from Fund returns versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Performance2,3

Portfolio Manager Richard Bernstein of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	09/30/2011	09/30/2011	8.02%	—	6.75%
Class A with 5.75% Maximum Sales Charge	—	—	1.79	—	5.48
Class C at NAV	09/30/2011	09/30/2011	7.17	—	5.95
Class C with 1% Maximum Sales Charge	—	—	6.17	—	5.95
Class I at NAV	09/30/2011	09/30/2011	8.34	—	7.02
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	5.97%	3.24%	3.14%
MSCI All Country World Index	—	—	7.24	8.31	10.66
Blended Index	—	—	6.73	5.48	6.30

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			1.38%	2.13%	1.13%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2011	$13,293	N.A.
Class I	$250,000	09/30/2011	$349,150	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Fund Profile

Country Allocation (% of net assets)5,6

Asset Allocation (% of net assets)5,6

Top 10 Holdings (% of net assets)5,7

VanEck Vectors High-Yield Municipal Index ETF	15.6%

E-mini MSCI Emerging Markets Index Futures Contracts	7.1

VanEck Vectors Junior Gold Miners ETF	3.7

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	2.2

Apple, Inc.	1.3

U.S. Treasury Note, 1.50%, 12/31/18	1.1

U.S. Treasury Note, 2.625%, 1/31/18	1.1

Microsoft Corp.	1.0

U.S. Treasury Note, 2.375%, 6/30/18	1.0

Exxon Mobil Corp.	0.9

Total	35.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI All Country World Index is an unmanaged free-float-adjusted market-capitalization- weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price- weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Prior to 8/24/16, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays Municipal Bond Index were named Barclays U.S. Aggregate Bond Index and Barclays Municipal Bond Index, respectively. The blended index consists of 60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% MSCI All Country World Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

4	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[6]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[7]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 – August 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period* (3/1/16 – 8/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,095.60	$6.85	1.30%
Class C	$1,000.00	$1,091.90	$10.78	2.05%
Class I	$1,000.00	$1,097.80	$5.54	1.05%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.60	1.30%
Class C	$1,000.00	$1,014.80	$10.38	2.05%
Class I	$1,000.00	$1,019.90	$5.33	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2016.

6

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Portfolio of Investments

Common Stocks — 62.2%

Security	Shares	Value

Aerospace & Defense — 0.6%
Airbus Group SE	5,929	$347,317
Boeing Co. (The)	9,508	1,230,811
United Technologies Corp.	14,210	1,512,370

		$3,090,498

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	17,348	$1,894,749

		$1,894,749

Airlines — 0.1%
Norwegian Air Shuttle ASA(1)	14,772	$536,633

		$536,633

Auto Components — 0.3%
Compagnie Generale des Etablissements Michelin, Class B	4,341	$462,735
Continental AG	1,722	360,284
Delphi Automotive PLC	10,314	728,787

		$1,551,806

Automobiles — 0.1%
Bayerische Motoren Werke AG	5,145	$447,063

		$447,063

Banks — 5.5%
Banco Bilbao Vizcaya Argentaria SA	69,066	$429,233
Bankinter SA	55,149	404,743
Chemical Financial Corp.	33,165	1,533,218
Citigroup, Inc.	34,788	1,660,779
Commerzbank AG	63,645	446,436
CVB Financial Corp.	67,727	1,204,863
Danske Bank A/S	17,334	508,799
DNB ASA	30,641	371,592
Erste Group Bank AG	22,576	634,136
Glacier Bancorp, Inc.	45,493	1,362,060
Great Western Bancorp, Inc.	26,219	897,739
HSBC Holdings PLC	312,052	2,320,078
ING Groep NV	36,819	460,803
JPMorgan Chase & Co.	42,023	2,836,552
KBC Group NV(1)	7,027	416,633
Nordea Bank AB	47,777	466,481
Old National Bancorp	96,921	1,372,401
PNC Financial Services Group, Inc. (The)	8,118	731,432
Skandinaviska Enskilda Banken AB, Class A	62,206	607,197

Security	Shares	Value

Banks (continued)
Societe Generale SA	16,922	$617,817
Standard Chartered PLC(1)	61,269	516,421
SunTrust Banks, Inc.	14,725	648,931
Svenska Handelsbanken AB, Class A	47,039	606,220
Swedbank AB, Class A	26,836	617,245
U.S. Bancorp	24,073	1,062,823
United Bankshares, Inc.	17,814	701,872
Wells Fargo & Co.	57,969	2,944,825
Westamerica Bancorporation	23,753	1,207,603

		$27,588,932

Beverages — 0.6%
Anheuser-Busch Inbev SA/NV	3,486	$432,514
Coca-Cola Co. (The)	27,250	1,183,467
Diageo PLC	19,466	539,499
PepsiCo, Inc.	6,394	682,559

		$2,838,039

Capital Markets — 2.7%
3i Group PLC	139,237	$1,123,776
Ameriprise Financial, Inc.	5,803	586,567
Bank of New York Mellon Corp. (The)	17,043	710,182
BlackRock, Inc.	1,730	644,961
Charles Schwab Corp. (The)	19,303	607,272
CME Group, Inc.	5,707	618,353
Credit Suisse Group AG	37,338	486,814
Deutsche Bank AG(1)	30,191	443,819
Deutsche Boerse AG	4,204	335,841
FactSet Research Systems, Inc.	3,953	703,753
Franklin Resources, Inc.	14,009	511,328
Goldman Sachs Group, Inc. (The)	4,952	839,166
Intercontinental Exchange, Inc.	2,305	650,056
Julius Baer Group, Ltd.	8,490	356,141
Moody’s Corp.	5,642	613,229
Morgan Stanley	20,838	668,066
Northern Trust Corp.	8,292	585,332
S&P Global, Inc.	5,600	691,824
Schroders PLC	15,109	552,648
State Street Corp.	9,274	651,406
T. Rowe Price Group, Inc.	7,446	517,795
UBS Group AG	35,317	511,804

		$13,410,133

Chemicals — 3.4%
Air Liquide SA	3,708	$407,724

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Chemicals (continued)
Air Products and Chemicals, Inc.	5,146	$800,820
Akzo Nobel NV	7,500	505,559
Arkema SA	4,333	387,700
BASF SE	11,075	898,355
Chemtura Corp.(1)	41,080	1,231,989
Chr. Hansen Holding A/S	5,418	328,739
Clariant AG	31,419	547,511
Croda International PLC	16,485	716,734
Dow Chemical Co. (The)	15,575	835,443
E.I. du Pont de Nemours & Co.	11,513	801,305
Eastman Chemical Co.	7,451	505,848
Ecolab, Inc.	7,259	893,220
Givaudan SA	226	467,465
HB Fuller Co.	13,485	640,268
Koninklijke DSM NV	10,310	719,652
LyondellBasell Industries NV, Class A	7,059	556,884
Monsanto Co.	7,591	808,441
PPG Industries, Inc.	9,992	1,057,953
Praxair, Inc.	7,747	945,444
RPM International, Inc.	23,404	1,276,220
Sherwin-Williams Co. (The)	2,189	621,041
Sika AG	149	710,404
Symrise AG	7,088	521,397

		$17,186,116

Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	36,874	$1,417,068
Deluxe Corp.	8,990	612,848
ISS A/S	10,072	407,876
Tetra Tech, Inc.	40,473	1,428,697
UniFirst Corp.	10,635	1,365,428

		$5,231,917

Communications Equipment — 0.8%
Cisco Systems, Inc.	64,577	$2,030,301
InterDigital, Inc.	15,598	1,113,853
Nokia Oyj	99,635	561,982
Telefonaktiebolaget LM Ericsson, Class B	44,066	313,850

		$4,019,986

Construction & Engineering — 0.1%
Vinci SA	6,210	$471,817

		$471,817

Security	Shares	Value

Construction Materials — 0.2%
CRH PLC	11,871	$398,974
HeidelbergCement AG	5,466	507,240

		$906,214

Consumer Finance — 0.4%
American Express Co.	9,988	$655,013
Capital One Financial Corp.	7,760	555,616
Discover Financial Services	10,825	649,500

		$1,860,129

Containers & Packaging — 0.4%
Avery Dennison Corp.	8,728	$675,896
Ball Corp.	9,325	738,447
International Paper Co.	13,376	648,602

		$2,062,945

Distributors — 0.2%
Genuine Parts Co.	11,596	$1,192,301

		$1,192,301

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	14,701	$2,212,353

		$2,212,353

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	58,680	$2,398,838
Deutsche Telekom AG	32,699	545,463
Telefonica SA	51,639	521,028
Verizon Communications, Inc.	28,449	1,488,736

		$4,954,065

Electric Utilities — 0.3%
American Electric Power Co., Inc.	8,452	$545,745
Duke Energy Corp.	7,189	572,676
NextEra Energy, Inc.	4,769	576,763

		$1,695,184

Electrical Equipment — 0.3%
ABB, Ltd.	33,830	$733,837
Nexans SA(1)	8,569	461,897
Schneider Electric SE	5,661	386,201

		$1,581,935

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	13,259	$592,014
Corning, Inc.	27,354	620,662
Hexagon AB	9,208	374,619
TE Connectivity, Ltd.	11,636	739,700
Vishay Intertechnology, Inc.	81,491	1,153,913

		$3,480,908

Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	11,543	$567,108
FMC Technologies, Inc.(1)	19,885	560,757
Halliburton Co.	22,955	987,295
Helmerich & Payne, Inc.	9,002	544,261
John Wood Group PLC	56,922	520,445
Schlumberger, Ltd.	22,107	1,746,453
SEACOR Holdings, Inc.(1)	18,390	1,080,964
Subsea 7 SA(1)	36,350	393,068
Technip SA	10,129	599,790
Tecnicas Reunidas SA	17,670	634,711
Tenaris SA	23,827	327,864

		$7,962,716

Equity Real Estate Investment Trusts (REITs) — 5.6%
American Tower Corp.	6,179	$700,575
AvalonBay Communities, Inc.	2,927	512,254
Boston Properties, Inc.	4,323	605,782
British Land Co. PLC (The)	60,883	530,265
Crown Castle International Corp.	6,336	600,463
Derwent London PLC	15,238	546,579
DiamondRock Hospitality Co.	84,848	898,540
Duke Realty Corp.	24,881	699,654
EastGroup Properties, Inc.	20,205	1,482,643
Equity Residential	7,374	478,351
Essex Property Trust, Inc.	2,422	550,036
Federal Realty Investment Trust	3,519	559,521
Government Properties Income Trust	69,864	1,627,831
Hammerson PLC	101,837	775,786
Kimco Realty Corp.	19,222	577,621
Klepierre	7,932	372,510
Land Securities Group PLC	40,111	576,224
LTC Properties, Inc.	26,187	1,359,629
Merlin Properties Socimi SA	44,406	516,396
Monogram Residential Trust, Inc.	99,322	1,044,868
Pennsylvania Real Estate Investment Trust	44,732	1,122,326
Physicians Realty Trust	64,525	1,381,480
Potlatch Corp.	23,683	896,875

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
ProLogis, Inc.	12,810	$680,339
Public Storage	2,086	467,139
QTS Realty Trust, Inc., Class A	19,179	1,039,310
Regency Centers Corp.	7,349	591,889
Retail Opportunity Investments Corp.	61,548	1,373,136
Simon Property Group, Inc.	4,431	954,748
STAG Industrial, Inc.	49,136	1,220,047
Unibail-Rodamco SE	1,626	447,422
Vornado Realty Trust	5,860	605,397
Washington Real Estate Investment Trust	41,430	1,346,475
Weingarten Realty Investors REIT	14,761	608,891
Wereldhave NV	7,519	360,913

		$28,111,915

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	3,575	$579,472
CVS Health Corp.	8,391	783,719
Wal-Mart Stores, Inc.	14,872	1,062,456
Walgreens Boots Alliance, Inc.	11,025	889,828

		$3,315,475

Food Products — 0.7%
Mondelez International, Inc., Class A	13,442	$605,159
Nestle SA	34,949	2,785,182

		$3,390,341

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	15,318	$732,200
Compass Group PLC	45,190	855,333
InterContinental Hotels Group PLC	12,826	549,426
McDonald’s Corp.	16,215	1,875,427
Panera Bread Co., Class A(1)	2,608	566,327
Starbucks Corp.	30,627	1,722,156
Whitbread PLC	10,200	558,807
Wyndham Worldwide Corp.	19,660	1,391,732

		$8,251,408

Household Products — 0.5%
Procter & Gamble Co. (The)	23,399	$2,042,967
Reckitt Benckiser Group PLC	5,511	532,355

		$2,575,322

Industrial Conglomerates — 1.7%
3M Co.	10,098	$1,809,966

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Industrial Conglomerates (continued)
General Electric Co.	115,246	$3,600,285
Honeywell International, Inc.	14,359	1,675,839
Roper Technologies, Inc.	4,319	766,838
Siemens AG	6,484	773,520

		$8,626,448

Insurance — 3.5%
Aflac, Inc.	8,621	$639,506
Ageas	16,133	559,427
Alleghany Corp.(1)	1,101	590,356
Allianz SE	6,358	945,161
Allstate Corp. (The)	8,145	561,679
American Financial Group, Inc.	7,755	582,788
American International Group, Inc.	16,300	975,229
Aon PLC	5,397	600,956
Assicurazioni Generali SpA	27,539	350,770
Aviva PLC	110,145	621,605
AXA SA	25,302	532,538
Baloise Holding AG	4,900	583,777
Chubb, Ltd.	6,709	851,573
Hartford Financial Services Group, Inc.	11,928	489,883
Loews Corp.	13,910	582,273
Marsh & McLennan Cos., Inc.	9,157	619,288
MetLife, Inc.	12,243	531,346
Muenchener Rueckversicherungs-Gesellschaft AG	3,217	580,929
NN Group NV	12,866	384,141
Progressive Corp. (The)	15,823	515,197
Prudential Financial, Inc.	7,307	580,030
Prudential PLC	37,078	666,995
Sampo Oyj, Class A	11,539	496,316
SCOR SE	13,852	408,706
St. James’s Place PLC	41,750	539,210
Swiss Life Holding AG	1,968	493,407
Swiss Re AG	8,587	725,658
Travelers Cos., Inc. (The)	5,286	627,501
Willis Towers Watson PLC	4,515	559,905
Zurich Insurance Group AG	1,993	510,344

		$17,706,494

Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.(1)	5,059	$3,891,180
Priceline Group, Inc. (The)(1)	753	1,066,798

		$4,957,978

Security	Shares	Value

Internet Software & Services — 2.2%
Alphabet, Inc., Class A(1)	4,034	$3,186,255
Alphabet, Inc., Class C(1)	2,970	2,278,138
eBay, Inc.(1)	26,952	866,776
Facebook, Inc., Class A(1)	26,030	3,282,904
Rightmove PLC	9,075	488,785
United Internet AG	8,272	339,803
Yahoo! Inc.(1)	16,486	704,777

		$11,147,438

IT Services — 3.5%
Accenture PLC, Class A	11,824	$1,359,760
Amadeus IT Group SA	7,965	366,093
Atos SE	4,753	468,626
Automatic Data Processing, Inc.	12,328	1,107,178
Capgemini SA	4,022	392,988
Cardtronics PLC, Class A(1)	30,418	1,366,072
Cognizant Technology Solutions Corp., Class A(1)	10,465	601,110
Fidelity National Information Services, Inc.	13,807	1,095,309
Fiserv, Inc.(1)	14,599	1,504,427
Indra Sistemas SA(1)	45,390	587,405
International Business Machines Corp.	13,853	2,200,965
InterXion Holding NV(1)	16,178	603,439
MasterCard, Inc., Class A	17,356	1,677,110
Paychex, Inc.	18,639	1,130,828
PayPal Holdings, Inc.(1)	17,268	641,506
Visa, Inc., Class A	27,904	2,257,433

		$17,360,249

Machinery — 0.8%
Atlas Copco AB, Class B	14,486	$372,018
Caterpillar, Inc.	10,734	879,651
Cummins, Inc.	5,349	671,888
Ingersoll-Rand PLC	11,639	791,336
ITT, Inc.	14,553	526,527
Schindler Holding AG PC	3,347	630,410
Wartsila Oyj Abp	8,196	337,270

		$4,209,100

Media — 2.0%
Comcast Corp., Class A	38,254	$2,496,456
Liberty Global PLC LiLAC, Class C(1)	2,177	62,175
Liberty Global PLC, Class C(1)	17,454	538,107
Omnicom Group, Inc.	23,951	2,062,900
ProSiebenSat.1 Media SE	7,846	338,526
Time Warner, Inc.	13,261	1,039,795

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Media (continued)
Twenty-First Century Fox, Inc., Class A	39,475	$968,716
Vivendi SA	17,913	346,952
Walt Disney Co. (The)	24,287	2,294,150

		$10,147,777

Metals & Mining — 0.6%
Commercial Metals Co.	47,650	$739,528
Kaiser Aluminum Corp.	14,029	1,195,692
Rio Tinto PLC	18,697	562,830
Salzgitter AG	11,926	362,483

		$2,860,533

Multi-Utilities — 0.1%
Dominion Resources, Inc.	7,454	$552,789

		$552,789

Multiline Retail — 0.2%
Nordstrom, Inc.	9,396	$474,122
Target Corp.	10,326	724,782

		$1,198,904

Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	25,769	$2,591,846
ConocoPhillips	18,025	739,926
ENI SpA	38,233	577,170
EOG Resources, Inc.	11,277	997,902
Exxon Mobil Corp.	49,278	4,294,085
Frontline Ltd.	60,918	452,620
Galp Energia SGPS SA, Class B	24,557	357,617
Kinder Morgan, Inc.	29,238	638,850
Koninklijke Vopak NV	7,048	358,219
Neste Oyj	9,719	404,818
Occidental Petroleum Corp.	16,877	1,296,997
OMV AG	19,977	559,761
Phillips 66	13,279	1,041,738
Pioneer Natural Resources Co.	3,827	685,224
Repsol SA	25,465	342,080
Spectra Energy Corp.	17,660	629,049
Statoil ASA	18,205	285,597
Total SA	20,551	981,852
Valero Energy Corp.	8,404	465,161

		$17,700,512

Security	Shares	Value

Paper & Forest Products — 0.1%
UPM-Kymmene Oyj	17,781	$357,397

		$357,397

Personal Products — 0.1%
Unilever NV	7,367	$338,964

		$338,964

Pharmaceuticals — 1.4%
Bayer AG	3,327	$355,161
GlaxoSmithKline PLC	34,751	748,023
Johnson & Johnson	26,578	3,171,819
Novartis AG	9,842	775,185
Novo Nordisk A/S, Class B	9,489	444,092
Roche Holding AG PC	2,975	726,198
Sanofi	5,461	421,406
Teva Pharmaceutical Industries, Ltd.	9,064	459,128

		$7,101,012

Professional Services — 0.4%
Bureau Veritas SA	16,902	$363,150
RELX PLC	68,895	1,307,837
Wolters Kluwer NV	9,731	409,354

		$2,080,341

Real Estate Management & Development — 0.2%
Deutsche Wohnen AG, Bearer Shares	14,914	$559,866
Swiss Prime Site AG	7,452	655,671

		$1,215,537

Road & Rail — 0.4%
Union Pacific Corp.	18,717	$1,788,035

		$1,788,035

Semiconductors & Semiconductor Equipment — 2.9%
Advanced Energy Industries, Inc.(1)	32,426	$1,425,123
Analog Devices, Inc.	9,280	580,557
Applied Materials, Inc.	26,727	797,534
ASML Holding NV	4,381	467,672
Broadcom, Ltd.	4,897	863,929
Intel Corp.	63,013	2,261,536
Intersil Corp.	72,973	1,440,487
MKS Instruments, Inc.	32,822	1,599,744
QUALCOMM, Inc.	18,442	1,163,137
Silicon Laboratories, Inc.(1)	24,701	1,415,367

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Tessera Technologies, Inc.	36,976	$1,240,175
Texas Instruments, Inc.	16,098	1,119,455

		$14,374,716

Software — 2.5%
Adobe Systems, Inc.(1)	7,746	$792,493
CDK Global, Inc.	11,853	687,237
Dassault Systemes SA	5,014	423,343
Intuit, Inc.	10,466	1,166,436
Microsoft Corp.	90,140	5,179,444
Oracle Corp.	43,086	1,776,005
Sage Group PLC (The)	63,474	604,765
salesforce.com, inc.(1)	8,707	691,510
SAP SE	9,633	845,969
Temenos Group AG	6,572	382,254

		$12,549,456

Specialty Retail — 1.2%
Hennes & Mauritz AB, Class B	13,505	$411,077
Home Depot, Inc. (The)	20,387	2,734,305
Lowe’s Cos., Inc.	20,509	1,570,169
TJX Cos., Inc. (The)	16,426	1,272,029

		$5,987,580

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	63,149	$6,700,109
Electronics for Imaging, Inc.(1)	27,656	1,302,044
EMC Corp.	33,133	960,526
Hewlett Packard Enterprise Co.	32,906	706,821

		$9,669,500

Textiles, Apparel & Luxury Goods — 0.6%
Compagnie Financiere Richemont SA, Class A	7,197	$414,839
Hermes International	1,135	480,186
NIKE, Inc., Class B	24,416	1,407,338
Swatch Group AG (The), Bearer Shares	1,781	458,761

		$2,761,124

Thrifts & Mortgage Finance — 0.4%
Aareal Bank AG	17,381	$584,211
Astoria Financial Corp.	76,713	1,173,709

		$1,757,920

Security	Shares	Value

Tobacco — 0.5%
Altria Group, Inc.	12,151	$803,060
British American Tobacco PLC	12,060	748,234
Philip Morris International, Inc.	11,064	1,105,625

		$2,656,919

Wireless Telecommunication Services — 0.2%
Vodafone Group PLC	293,269	$884,984

		$884,984

Total Common Stocks (identified cost $284,178,089)		$311,812,607

U.S. Treasury Obligations — 7.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note:
0.625%, 4/30/18	$1,450	$1,446,505
0.75%, 12/31/17	3,199	3,199,274
0.75%, 3/31/18	1,736	1,735,021
0.875%, 3/31/18	1,998	2,000,309
0.875%, 4/15/19	1,003	1,002,508
1.00%, 8/15/18	3,282	3,293,145
1.25%, 11/30/18	1,776	1,791,275
1.375%, 7/31/18	2,671	2,699,023
1.375%, 9/30/18	433	438,124
1.50%, 8/31/18	1,232	1,248,063
1.50%, 12/31/18(2)	5,263	5,339,999
2.375%, 5/31/18	721	740,397
2.375%, 6/30/18	4,840	4,977,543
2.625%, 1/31/18	5,176	5,310,751
2.75%, 12/31/17	329	337,534
2.75%, 2/28/18	329	338,716
2.875%, 3/31/18	755	779,449

Total U.S. Treasury Obligations (identified cost $36,436,847)		$36,677,636

Exchange-Traded Funds(3) — 21.5%

Security	Shares	Value

Equity Funds — 3.7%
VanEck Vectors Junior Gold Miners ETF	442,676	$18,490,576

		$18,490,576

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Municipal Bond Funds — 15.6%
VanEck Vectors High-Yield Municipal Index ETF	2,417,694	$78,333,286

		$78,333,286

Short-Term Fixed Income Funds — 2.2%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,052,673

		$11,052,673

Total Exchange-Traded Funds (identified cost $97,395,374)		$107,876,535

Short-Term Investments — 8.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.60%(4)	$42,764	$42,763,754

Total Short-Term Investments (identified cost $42,763,754)		$42,763,754

Total Investments — 99.6% (identified cost $460,774,064)		$499,130,532

Other Assets, Less Liabilities — 0.4%		$1,970,794

Net Assets — 100.0%		$501,101,326

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(3)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2016.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	62.6%	$313,863,884
United Kingdom	4.1	20,448,745
Switzerland	2.7	13,695,362
Germany	2.0	10,191,527
France	2.0	9,782,677
Netherlands	0.8	4,269,752
Spain	0.8	3,801,689
Sweden	0.8	3,768,707
Finland	0.4	2,157,783
Denmark	0.3	1,689,506
Norway	0.3	1,646,442
Belgium	0.3	1,408,574
Austria	0.2	1,193,897
Italy	0.2	927,940
Singapore	0.2	863,929
Israel	0.1	459,128
Ireland	0.1	398,974
Portugal	0.1	357,617
Luxembourg	0.1	327,864
Exchange-Traded Funds	21.5	107,876,535

Total Investments	99.6%	$499,130,532

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	18,032,840	GBP	14,000,000	Morgan Stanley & Co. International PLC	9/19/16	$—	$(358,342)
USD	34,034,250	EUR	30,000,000	Morgan Stanley & Co. International PLC	9/26/16	536,302	—

						$536,302	$(358,342)

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Portfolio of Investments — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Equity Futures
E-mini MSCI Emerging Markets Index	800	Long	Sep-16	$34,700,480	$35,516,000	$815,520

						$815,520

Abbreviations:

PC	–	Participation Certificate

Currency Abbreviations:

EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Statement of Assets and Liabilities

Assets	August 31, 2016
Unaffiliated investments, at value (identified cost, $418,010,310)	$456,366,778
Affiliated investment, at value (identified cost, $42,763,754)	42,763,754
Restricted cash*	1,600,018
Foreign currency, at value (identified cost, $18,025)	18,048
Dividends receivable	622,954
Interest receivable	96,295
Interest receivable from affiliated investment	19,707
Receivable for Fund shares sold	1,323,531
Receivable for open forward foreign currency exchange contracts	536,302
Tax reclaims receivable	245,679
Total assets	$503,593,066

Liabilities
Payable for Fund shares redeemed	$994,022
Payable for variation margin on open financial futures contracts	427,991
Payable for open forward foreign currency exchange contracts	358,342
Payable to affiliates:
Investment adviser and administration fee	380,414
Distribution and service fees	134,733
Accrued expenses	196,238
Total liabilities	$2,491,740
Net Assets	$501,101,326

Sources of Net Assets
Paid-in capital	$473,256,978
Accumulated net realized loss	(12,890,050)
Accumulated undistributed net investment income	1,392,378
Net unrealized appreciation	39,342,020
Total	$501,101,326

Class A Shares
Net Assets	$91,815,692
Shares Outstanding	7,029,198
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.06
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.86

Class C Shares
Net Assets	$134,719,853
Shares Outstanding	10,501,642
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$12.83

Class I Shares
Net Assets	$274,565,781
Shares Outstanding	20,919,165
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.13

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Statement of Operations

Investment Income	Year Ended August 31, 2016
Dividends (net of foreign taxes, $443,747)	$11,429,130
Interest	718,678
Interest allocated from affiliated investment	223,432
Expenses allocated from affiliated investment	(9,225)
Total investment income	$12,362,015

Expenses
Investment adviser and administration fee	$4,415,819
Distribution and service fees
Class A	249,940
Class C	1,353,421
Trustees’ fees and expenses	26,220
Custodian fee	172,092
Transfer and dividend disbursing agent fees	304,974
Legal and accounting services	68,541
Printing and postage	42,123
Registration fees	89,455
Miscellaneous	29,023
Total expenses	$6,751,608

Net investment income	$5,610,407

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(2,621,549)
Investment transactions allocated from affiliated investment	612
Financial futures contracts	106,535
Foreign currency and forward foreign currency exchange contract transactions	(1,607,619)
Capital gain distributions received	2,333
Net realized loss	$(4,119,688)
Change in unrealized appreciation (depreciation) —
Investments	$34,682,574
Financial futures contracts	3,196,467
Foreign currency and forward foreign currency exchange contracts	(1,299,381)
Net change in unrealized appreciation (depreciation)	$36,579,660

Net realized and unrealized gain	$32,459,972

Net increase in net assets from operations	$38,070,379

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$5,610,407	$3,988,388
Net realized loss from investment transactions, financial futures contracts, foreign currency and forward foreign currency exchange contract transactions and capital gain distributions received	(4,119,688)	(6,845,996)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	36,579,660	(20,164,228)
Net increase (decrease) in net assets from operations	$38,070,379	$(23,021,836)
Distributions to shareholders —
From net investment income
Class A	$(1,377,865)	$(463,825)
Class C	(773,839)	—
Class I	(3,818,954)	(1,456,013)
From net realized gain
Class A	—	(1,032,829)
Class C	—	(1,165,717)
Class I	—	(2,099,041)
Total distributions to shareholders	$(5,970,658)	$(6,217,425)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$27,072,270	$43,403,994
Class C	30,003,774	50,312,424
Class I	171,104,145	141,679,479
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,059,397	1,166,852
Class C	442,417	672,869
Class I	2,266,556	2,036,851
Cost of shares redeemed
Class A	(49,741,615)	(30,748,276)
Class C	(42,045,884)	(25,471,686)
Class I	(141,696,795)	(122,679,367)
Net increase (decrease) in net assets from Fund share transactions	$(1,535,735)	$60,373,140

Net increase in net assets	$30,563,986	$31,133,879

Net Assets
At beginning of year	$470,537,340	$439,403,461
At end of year	$501,101,326	$470,537,340

Accumulated undistributed net investment income included in net assets
At end of year	$1,392,378	$4,483,764

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Financial Highlights

	Class A
	Year Ended August 31,					Period Ended August 31, 2012(1)
	2016	2015	2014	2013
Net asset value — Beginning of period	$12.250	$13.000	$11.600	$11.080		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.150	$0.121	$0.126	$0.101		$0.112
Net realized and unrealized gain (loss)	0.824	(0.697)	1.409	0.572		1.005

Total income (loss) from operations	$0.974	$(0.576)	$1.535	$0.673		$1.117

Less Distributions
From net investment income	$(0.164)	$(0.054)	$(0.047)	$(0.107)		$(0.037)
From net realized gain	—	(0.120)	(0.088)	(0.046)		—

Total distributions	$(0.164)	$(0.174)	$(0.135)	$(0.153)		$(0.037)

Net asset value — End of period	$13.060	$12.250	$13.000	$11.600		$11.080

Total Return(3)	8.02%	(4.48)%	13.30%	6.13%		11.20	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$91,816	$107,566	$100,232	$32,147		$5,007
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.30%	1.30%	1.33%	1.40	%(6)	1.38	%(6)(7)
Net investment income	1.20%	0.95%	0.99%	0.87%		1.12	%(7)
Portfolio Turnover	51%	48%	42%	32%		16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Financial Highlights — continued

	Class C
	Year Ended August 31,					Period Ended August 31, 2012(1)
	2016	2015	2014	2013
Net asset value — Beginning of period	$12.040	$12.800	$11.470	$11.020		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.058	$0.025	$0.025	$0.009		$0.035
Net realized and unrealized gain (loss)	0.802	(0.675)	1.399	0.564		1.009

Total income (loss) from operations	$0.860	$(0.650)	$1.424	$0.573		$1.044

Less Distributions
From net investment income	$(0.070)	$—	$(0.006)	$(0.077)		$(0.024)
From net realized gain	—	(0.110)	(0.088)	(0.046)		—

Total distributions	$(0.070)	$(0.110)	$(0.094)	$(0.123)		$(0.024)

Net asset value — End of period	$12.830	$12.040	$12.800	$11.470		$11.020

Total Return(3)	7.17%	(5.12)%	12.46%	5.24%		10.45	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$134,720	$137,605	$120,373	$29,542		$3,062
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.05%	2.05%	2.08%	2.15	%(6)	2.13	%(6)(7)
Net investment income	0.48%	0.20%	0.20%	0.08%		0.36	%(7)
Portfolio Turnover	51%	48%	42%	32%		16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

19	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Financial Highlights — continued

	Class I
	Year Ended August 31,					Period Ended August 31, 2012(1)
	2016	2015	2014	2013
Net asset value — Beginning of period	$12.310	$13.060	$11.640	$11.100		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.184	$0.152	$0.147	$0.140		$0.147
Net realized and unrealized gain (loss)	0.833	(0.699)	1.423	0.562		0.992

Total income (loss) from operations	$1.017	$(0.547)	$1.570	$0.702		$1.139

Less Distributions
From net investment income	$(0.197)	$(0.083)	$(0.062)	$(0.116)		$(0.039)
From net realized gain	—	(0.120)	(0.088)	(0.046)		—

Total distributions	$(0.197)	$(0.203)	$(0.150)	$(0.162)		$(0.039)

Net asset value — End of period	$13.130	$12.310	$13.060	$11.640		$11.100

Total Return(3)	8.34%	(4.24)%	13.56%	6.39%		11.42	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$274,566	$225,366	$218,798	$47,565		$37,038
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.05%	1.05%	1.09%	1.15	%(6)	1.13	%(6)(7)
Net investment income	1.47%	1.19%	1.16%	1.21%		1.50	%(7)
Portfolio Turnover	51%	48%	42%	32%		16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

20	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above. To comply with amendments to Rule 2a-7, on or before October 14, 2016 the Cash Reserves Fund began calculating a net asset value (NAV) per share and valuing its securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

21

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Notes to Financial Statements — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax

22

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Notes to Financial Statements — continued

accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2016 and August 31, 2015 was as follows:

	Year Ended August 31,
	2016	2015

Distributions declared from:
Ordinary income	$5,970,658	$3,235,908
Long-term capital gains	$—	$2,981,517

During the year ended August 31, 2016, accumulated net realized loss was decreased by $1,639,164, accumulated undistributed net investment income was decreased by $2,731,135 and paid-in capital was increased by $1,091,971 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs), accretion of market discount, distributions from real estate investment trusts and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of August 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$1,826,237
Deferred capital losses	$(12,252,840)
Net unrealized appreciation	$38,270,951

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, futures contracts, investments in partnerships, investments in PFICs and accretion of market discount.

At August 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $12,252,840 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2016, $12,252,840 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$460,851,653

Gross unrealized appreciation	$46,858,018
Gross unrealized depreciation	(8,579,139)

Net unrealized appreciation	$38,278,879

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million, 0.85% on net assets of $500 million but less than $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. For the year ended August 31, 2016, the investment adviser and administration fee amounted to $4,415,819 or 0.90% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

23

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Notes to Financial Statements — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2016, EVM earned $5,401 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $48,996 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2016 amounted to $249,940 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2016, the Fund paid or accrued to EVD $1,015,066 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2016 amounted to $338,355 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2016, the Fund was informed that EVD received approximately $1,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2016 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$219,075,967	$166,438,587
U.S. Government and Agency Securities	28,932,707	53,005,451

	$248,008,674	$219,444,038

24

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended August 31,
Class A	2016	2015

Sales	2,185,846	3,391,748
Issued to shareholders electing to receive payments of distributions in Fund shares	85,298	91,734
Redemptions	(4,020,453)	(2,417,742)

Net increase (decrease)	(1,749,309)	1,065,740

	Year Ended August 31,
Class C	2016	2015

Sales	2,480,136	3,999,181
Issued to shareholders electing to receive payments of distributions in Fund shares	36,086	53,572
Redemptions	(3,447,972)	(2,024,979)

Net increase (decrease)	(931,750)	2,027,774

	Year Ended August 31,
Class I	2016	2015

Sales	13,829,982	11,035,892
Issued to shareholders electing to receive payments of distributions in Fund shares	181,907	159,628
Redemptions	(11,394,989)	(9,652,245)

Net increase	2,616,900	1,543,275

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at August 31, 2016 is included in the Portfolio of Investments. At August 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At August 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $358,342. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $750,869 at August 31, 2016.

25

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Notes to Financial Statements — continued

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at August 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$815,520	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	536,302	(2)	(358,342	)(3)

Total		$1,351,822		$(358,342)

Derivatives not subject to master netting or similar agreements		$815,520		$—

Total Derivatives subject to master netting or similar agreements		$536,302		$(358,342)

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of August 31, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Morgan Stanley & Co. International PLC	$536,302	$(358,342)	$—	$—	$177,960

26

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Morgan Stanley & Co. International PLC	$(358,342)	$358,342	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended August 31, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$106,535	$3,196,467
Foreign Exchange	Forward foreign currency exchange contracts	(1,266,947)	(1,299,735)

Total		$(1,160,412)	$1,896,732

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended August 31, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts

$18,833,000	$107,809,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2016.

On September 2, 2016, the Fund renewed its line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds

27

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Notes to Financial Statements — continued

or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$30,811,952	$5,683,989	$—	$36,495,941
Consumer Staples	9,738,312	5,376,748	—	15,115,060
Energy	18,867,616	6,795,612	—	25,663,228
Financials	42,778,892	21,757,069	—	64,535,961
Health Care	3,171,819	3,929,193	—	7,101,012
Industrials	21,972,336	7,539,137	—	29,511,473
Information Technology	65,984,099	6,618,154	—	72,602,253
Materials	14,973,041	8,400,164	—	23,373,205
Real Estate	23,985,820	5,341,632	—	29,327,452
Telecommunication Services	3,887,574	1,951,475	—	5,839,049
Utilities	2,247,973	—	—	2,247,973

Total Common Stocks	$238,419,434	$73,393,173 *	$—	$311,812,607

U.S. Treasury Obligations	$—	$36,677,636	$—	$36,677,636
Exchange-Traded Funds	107,876,535	—	—	107,876,535
Short-Term Investments	—	42,763,754	—	42,763,754

Total Investments	$346,295,969	$152,834,563	$—	$499,130,532

Forward Foreign Currency Exchange Contracts	$—	$536,302	$—	$536,302
Futures Contracts	815,520	—	—	815,520

Total	$347,111,489	$153,370,865	$—	$500,482,354

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(358,342)	$—	$(358,342)

Total	$—	$(358,342)	$—	$(358,342)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

28

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Notes to Financial Statements — continued

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

29

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Richard Bernstein All Asset Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Richard Bernstein All Asset Strategy Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Richard Bernstein All Asset Strategy Fund as of August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 20, 2016

30

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  For the fiscal year ended August 31, 2016, the Fund designates approximately $11,190,107, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2016 ordinary income dividends, 40.68% qualifies for the corporate dividends received deduction.

31

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Richard Bernstein All Asset Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Richard Bernstein Advisors LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board evaluated the abilities and experience of the Sub-adviser’s personnel in investing in assets around the world and among various asset classes, including equity, fixed-income, commodity, currency and cash investments. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the principal elements of the investment process and portfolio construction techniques employed by the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

33

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered that the management fees paid by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contract(s) of the exchange traded funds in which the Fund may invest.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

34

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds at a mutually convenient time in 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly, held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

35

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

36

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5669    8.31.16

Eaton Vance

Richard Bernstein Equity Strategy Fund

Annual Report

August 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2016

Eaton Vance

Richard Bernstein Equity Strategy Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	28

Federal Tax Information	29

Board of Trustees’ Contract Approval	30

Management and Organization	33

Important Notices	36

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Many global stock markets recorded solid gains for the year ended August 31, 2016, with U.S. stocks leading the way.

Global equity markets opened the period on the upswing before sinking in late September 2015, when the U.S. Federal Reserve (the Fed) chose to hold its benchmark interest rate steady after months of speculation about a rate hike. The decision to hold interest rates steady left some investors worried about the strength of the U.S and overseas economies, as well as the possibility of waning Fed influence over markets.

Stocks recovered in late 2015, helped by positive economic data. In the U.S., job market gains continued, and housing and auto sales also showed strength. Expressing confidence in the economy, the Fed made its long-anticipated move in December 2015, raising interest rates for the first time in nine years.

Turbulence returned to global equity markets in early 2016, as stocks worldwide slid amid worries about falling oil prices, declining interest rates and slowing global growth. However, global equity markets turned around in mid-February and soon overcame their earlier losses. Coinciding with the move was a reversal in crude oil prices, which rose following a prolonged decline.

Britain’s “Brexit” vote to leave the European Union sent stocks into a two-day tailspin in late June 2016. But global equity markets quickly rallied, recovering much of the lost ground before stalling out near period-end.

For the 12-month period, the MSCI World Index,2 a proxy for global equities, returned 6.68% for the period. The MSCI EAFE Index, an index of developed-market international equities, fell –0.12%, while the MSCI Emerging Markets Index returned 11.83%. In the U.S., the blue-chip Dow Jones Industrial Average advanced 14.37%, while the broader U.S. equity market, as represented by the S&P 500 Index, gained 12.55%.

Fund Performance

For the 12-month period ended August 31, 2016, Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) had a total return of 8.38% for Class A shares at net asset value (NAV), outperforming the Fund’s benchmark, the MSCI All Country World Index (the Index), which returned 7.24% for the same period.

The Fund outperformed the Index largely due to its sector and market-cap allocations in U.S. stocks, particularly U.S. small-cap stocks. Within the U.S. small-cap group, the real estate and information technology sectors delivered notable returns versus the Index for the 12-month period. Also contributing to Fund outperformance was its position in a U.S. exchange-traded fund investing in mostly North American small-cap gold mining stocks. The position was added near the mid-point of the 12-month period and boosted relative Fund returns over the remainder of the period.

Ten of the Fund’s 11 economic sectors recorded positive absolute returns for the period. The consumer staples sector was the largest contributor to Fund performance relative to the Index, due primarily to an overweight position in the first half of the 12-month period, particularly in the U.S. and Europe. Within the sector, the tobacco and beverage industries were notable outperformers. The information technology sector, especially in the U.S., contributed to relative Fund returns versus the Index. The Fund’s overweight position in U.S. information technology stocks overcame its lack of exposure to emerging markets, where the sector outperformed in the period. On an industry basis, the information technology services, semiconductors & semiconductor equipment and software industries all contributed to Fund performance versus the Index in the period. An overweight in the utilities sector also boosted Fund results, especially the U.S. electric utilities industry.

Conversely, an overweight in the underperforming consumer discretionary sector detracted from relative Fund performance versus the Index in the period. Within the sector, European stocks, notably in the textiles, apparel & luxury goods industry, were responsible for much of the underperformance. Also detracting in the period was the Fund’s underweight in emerging markets, which outperformed, as well as an overweight position in European stocks, which underperformed in the 12-month period. Within Europe, the financials and consumer discretionary sectors were notable laggards.

Currency hedging activity was also a drag on Fund performance relative to the Index in the period. In particular, the Fund’s hedges against the Japanese yen detracted when the yen rose against the U.S. dollar. The Fund’s positioning in the Australian dollar also detracted from Fund returns.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Performance2,3

Portfolio Manager Richard Bernstein of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	10/12/2010	10/12/2010	8.38%	9.36%	7.84%
Class A with 5.75% Maximum Sales Charge	—	—	2.15	8.07	6.76
Class C at NAV	10/12/2010	10/12/2010	7.60	8.55	7.02
Class C with 1% Maximum Sales Charge	—	—	6.60	8.55	7.02
Class I at NAV	10/12/2010	10/12/2010	8.67	9.62	8.10
MSCI All Country World Index	—	—	7.24%	8.31%	7.26%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			1.25%	2.00%	1.00%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	10/12/2010	$14,911	N.A.
Class I	$250,000	10/12/2010	$395,475	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Fund Profile

Country Allocation (% of net assets)5,6

Equity Sector Allocation (% of net assets)5,6

Top 10 Holdings (% of net assets)5,7

E-mini MSCI Emerging Markets Index Futures Contracts	10.7%

VanEck Vectors Junior Gold Miners ETF	2.3

Apple, Inc.	1.8

Microsoft Corp.	1.4

Exxon Mobil Corp.	1.2

General Electric Co.	1.0

Amazon.com, Inc.	1.0

Johnson & Johnson	0.9

Facebook, Inc., Class A	0.9

Oracle Corp.	0.8

Total	22.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI All Country World Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[6]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[7]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 – August 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period* (3/1/16 – 8/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,117.70	$6.71	1.26%
Class C	$1,000.00	$1,113.60	$10.68	2.01%
Class I	$1,000.00	$1,119.20	$5.38	1.01%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.39	1.26%
Class C	$1,000.00	$1,015.00	$10.18	2.01%
Class I	$1,000.00	$1,020.10	$5.13	1.01%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2016.

6

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Portfolio of Investments

Common Stocks — 85.4%

Security	Shares	Value

Aerospace & Defense — 0.8%
Airbus Group SE	15,254	$893,569
Boeing Co. (The)	15,449	1,999,873
United Technologies Corp.	37,112	3,949,830

		$6,843,272

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	33,373	$3,644,999

		$3,644,999

Airlines — 0.1%
Norwegian Air Shuttle ASA(1)	25,406	$922,943

		$922,943

Auto Components — 0.4%
Compagnie Generale des Etablissements Michelin, Class B	10,111	$1,077,796
Delphi Automotive PLC	37,223	2,630,177

		$3,707,973

Banks — 5.7%
Banco Bilbao Vizcaya Argentaria SA	150,774	$937,034
Chemical Financial Corp.	50,939	2,354,910
Citigroup, Inc.	74,362	3,550,042
Commerzbank AG	165,458	1,160,600
CVB Financial Corp.	120,668	2,146,684
Glacier Bancorp, Inc.	71,620	2,144,303
Great Western Bancorp, Inc.	65,364	2,238,063
HSBC Holdings PLC	502,039	3,732,615
ING Groep NV	129,341	1,618,748
JPMorgan Chase & Co.	92,179	6,222,083
KBC Group NV(1)	13,127	778,304
Old National Bancorp	179,530	2,542,145
PacWest Bancorp	37,756	1,635,212
PNC Financial Services Group, Inc. (The)	20,923	1,885,162
SunTrust Banks, Inc.	48,474	2,136,249
Svenska Handelsbanken AB, Class A	73,246	943,966
Swedbank AB, Class A	44,191	1,016,421
U.S. Bancorp	45,308	2,000,348
United Bankshares, Inc.	34,806	1,371,356
Wells Fargo & Co.	119,567	6,074,004
Westamerica Bancorporation	36,798	1,870,810

		$48,359,059

Security	Shares	Value

Beverages — 0.6%
Anheuser-Busch Inbev SA/NV	7,947	$985,997
Coca-Cola Co. (The)	39,534	1,716,962
PepsiCo, Inc.	17,797	1,899,830

		$4,602,789

Biotechnology — 0.2%
Celgene Corp.(1)	18,253	$1,948,325

		$1,948,325

Capital Markets — 4.2%
3i Group PLC	265,785	$2,145,139
Ameriprise Financial, Inc.	19,105	1,931,133
Bank of New York Mellon Corp. (The)	47,254	1,969,074
BlackRock, Inc.	5,262	1,961,726
Charles Schwab Corp. (The)	63,544	1,999,094
CME Group, Inc.	18,788	2,035,680
Deutsche Bank AG(1)	99,386	1,461,011
Deutsche Boerse AG	10,871	868,440
FactSet Research Systems, Inc.	13,820	2,460,375
Franklin Resources, Inc.	46,117	1,683,271
Goldman Sachs Group, Inc. (The)	11,438	1,938,284
Intercontinental Exchange, Inc.	7,590	2,140,532
Moody’s Corp.	18,573	2,018,699
Morgan Stanley	68,597	2,199,220
Northern Trust Corp.	27,297	1,926,895
S&P Global, Inc.	18,434	2,277,336
Schroders PLC	19,432	710,772
State Street Corp.	30,529	2,144,357
T. Rowe Price Group, Inc.	24,513	1,704,634

		$35,575,672

Chemicals — 4.5%
Air Liquide SA	8,687	$955,205
Air Products and Chemicals, Inc.	12,732	1,981,354
Akzo Nobel NV	14,784	996,557
Arkema SA	13,258	1,186,275
BASF SE	18,876	1,531,137
Chemtura Corp.(1)	68,912	2,066,671
Chr. Hansen Holding A/S	14,857	901,452
Clariant AG	54,224	944,914
Croda International PLC	39,268	1,707,292
Dow Chemical Co. (The)	34,896	1,871,821
E.I. du Pont de Nemours & Co.	27,794	1,934,462
Eastman Chemical Co.	24,530	1,665,342
Ecolab, Inc.	16,670	2,051,243

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Chemicals (continued)
Givaudan SA	498	$1,030,078
HB Fuller Co.	44,391	2,107,685
Koninklijke DSM NV	17,767	1,240,161
LyondellBasell Industries NV, Class A	20,574	1,623,083
Monsanto Co.	19,382	2,064,183
PPG Industries, Inc.	16,554	1,752,738
Praxair, Inc.	15,970	1,948,979
RPM International, Inc.	40,105	2,186,926
Sherwin-Williams Co. (The)	6,244	1,771,485
Sika AG	251	1,196,720
Symrise AG	14,699	1,081,265

		$37,797,028

Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	65,868	$2,531,307
Deluxe Corp.	29,596	2,017,559
ISS A/S	25,247	1,022,404
Tetra Tech, Inc.	64,681	2,283,239
UniFirst Corp.	17,119	2,197,909

		$10,052,418

Communications Equipment — 1.1%
Cisco Systems, Inc.	157,653	$4,956,610
InterDigital, Inc.	33,483	2,391,021
Nokia Oyj	156,261	881,376
Telefonaktiebolaget LM Ericsson, Class B	113,085	805,422

		$9,034,429

Construction & Engineering — 0.1%
Vinci SA	13,147	$998,870

		$998,870

Construction Materials — 0.3%
CRH PLC	33,949	$1,140,997
HeidelbergCement AG	11,573	1,073,963

		$2,214,960

Consumer Finance — 0.7%
American Express Co.	29,447	$1,931,134
Capital One Financial Corp.	25,545	1,829,022
Discover Financial Services	35,634	2,138,040

		$5,898,196

Security	Shares	Value

Containers & Packaging — 0.7%
Avery Dennison Corp.	25,585	$1,981,302
Ball Corp.	25,618	2,028,690
International Paper Co.	44,033	2,135,160

		$6,145,152

Distributors — 0.2%
Genuine Parts Co.	18,386	$1,890,449

		$1,890,449

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	29,762	$4,478,883

		$4,478,883

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	121,928	$4,984,417
Deutsche Telekom AG	53,872	898,656
Verizon Communications, Inc.	38,279	2,003,140

		$7,886,213

Electric Utilities — 0.6%
American Electric Power Co., Inc.	21,480	$1,386,964
Duke Energy Corp.	22,627	1,802,467
NextEra Energy, Inc.	15,213	1,839,860

		$5,029,291

Electrical Equipment — 0.4%
ABB, Ltd.	57,160	$1,239,908
Nexans SA(1)	21,966	1,184,039
Schneider Electric SE	15,206	1,037,374

		$3,461,321

Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	43,650	$1,948,973
Corning, Inc.	90,047	2,043,166
Hexagon AB	26,958	1,096,760
TE Connectivity, Ltd.	35,965	2,286,295
Vishay Intertechnology, Inc.	145,634	2,062,177

		$9,437,371

Energy Equipment & Services — 2.7%
Baker Hughes, Inc.	38,000	$1,866,940
FMC Technologies, Inc.(1)	65,459	1,845,944
Halliburton Co.	60,091	2,584,514

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Energy Equipment & Services (continued)
Helmerich & Payne, Inc.	29,635	$1,791,732
John Wood Group PLC	187,380	1,713,238
Schlumberger, Ltd.	81,150	6,410,850
SEACOR Holdings, Inc.(1)	35,598	2,092,450
Subsea 7 SA(1)	123,015	1,330,215
Technip SA	16,687	988,122
Tecnicas Reunidas SA	29,545	1,061,265
Tenaris SA	79,442	1,093,138

		$22,778,408

Equity Real Estate Investment Trusts (REITs) — 9.3%
American Tower Corp.	17,936	$2,033,584
AvalonBay Communities, Inc.	9,638	1,686,746
Boston Properties, Inc.	14,232	1,994,330
Crown Castle International Corp.	20,860	1,976,902
DDR Corp.	145,824	2,757,532
Derwent London PLC	37,963	1,361,714
DiamondRock Hospitality Co.	185,468	1,964,106
Duke Realty Corp.	103,201	2,902,012
EastGroup Properties, Inc.	31,809	2,334,144
Equity Residential	24,276	1,574,784
Essex Property Trust, Inc.	7,974	1,810,895
Federal Realty Investment Trust	11,586	1,842,174
Government Properties Income Trust	130,967	3,051,531
Hammerson PLC	209,329	1,594,651
Kimco Realty Corp.	63,276	1,901,444
Klepierre	21,450	1,007,356
Land Securities Group PLC	98,460	1,414,451
Lexington Realty Trust	231,074	2,493,288
LTC Properties, Inc.	40,724	2,114,390
Mack-Cali Realty Corp.	77,404	2,148,735
Merlin Properties Socimi SA	82,460	958,925
Monogram Residential Trust, Inc.	179,735	1,890,812
Pennsylvania Real Estate Investment Trust	85,115	2,135,535
Physicians Realty Trust	119,919	2,567,466
Potlatch Corp.	58,511	2,215,812
ProLogis, Inc.	42,169	2,239,596
Public Storage	6,690	1,498,159
QTS Realty Trust, Inc., Class A	38,283	2,074,556
Regency Centers Corp.	30,400	2,448,416
Retail Opportunity Investments Corp.	96,424	2,151,219
Ryman Hospitality Properties, Inc.	47,256	2,549,934
Select Income REIT	89,525	2,443,137
Simon Property Group, Inc.	8,795	1,895,059
STAG Industrial, Inc.	91,743	2,277,979
Unibail-Rodamco SE	3,712	1,021,420

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust	19,293	$1,993,160
Washington Real Estate Investment Trust	72,415	2,353,488
Weingarten Realty Investors REIT	70,336	2,901,360
Wereldhave NV	18,783	901,587

		$78,482,389

Food & Staples Retailing — 0.4%
Wal-Mart Stores, Inc.	26,926	$1,923,593
Walgreens Boots Alliance, Inc.	21,476	1,733,328

		$3,656,921

Food Products — 0.6%
Nestle SA	67,181	$5,353,840

		$5,353,840

Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	54,110	$2,586,458
Compass Group PLC	124,540	2,357,227
InterContinental Hotels Group PLC	22,401	959,589
McDonald’s Corp.	32,051	3,707,019
Panera Bread Co., Class A(1)	8,586	1,864,450
Starbucks Corp.	51,170	2,877,289
Whitbread PLC	25,004	1,369,845
Wyndham Worldwide Corp.	44,562	3,154,544

		$18,876,421

Household Products — 0.5%
Procter & Gamble Co. (The)	29,084	$2,539,324
Reckitt Benckiser Group PLC	18,141	1,752,396

		$4,291,720

Industrial Conglomerates — 2.3%
3M Co.	33,103	$5,933,381
General Electric Co.	271,462	8,480,473
Honeywell International, Inc.	12,952	1,511,628
Roper Technologies, Inc.	11,167	1,982,701
Siemens AG	12,865	1,534,752

		$19,442,935

Insurance — 4.4%
Aflac, Inc.	28,380	$2,105,228
Alleghany Corp.(1)	4,804	2,575,905
Allianz SE	11,525	1,713,272
Allstate Corp. (The)	26,814	1,849,093

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Insurance (continued)
American Financial Group, Inc.	43,045	$3,234,832
American International Group, Inc.	33,564	2,008,134
Aon PLC	17,766	1,978,244
AXA SA	47,373	997,072
Chubb, Ltd.	14,719	1,868,283
Hartford Financial Services Group, Inc.	39,267	1,612,696
Loews Corp.	45,789	1,916,728
Marsh & McLennan Cos., Inc.	30,146	2,038,774
MetLife, Inc.	40,302	1,749,107
Progressive Corp. (The)	52,087	1,695,953
Prudential Financial, Inc.	24,055	1,909,486
Prudential PLC	37,701	678,202
Sampo Oyj, Class A	20,903	899,081
SCOR SE	29,277	863,823
St. James’s Place PLC	55,449	716,135
Swiss Re AG	11,341	958,389
Travelers Cos., Inc. (The)	15,573	1,848,671
Willis Towers Watson PLC	14,865	1,843,409

		$37,060,517

Internet & Direct Marketing Retail — 1.3%
Amazon.com, Inc.(1)	10,729	$8,252,317
Priceline Group, Inc. (The)(1)	1,790	2,535,947

		$10,788,264

Internet Software & Services — 3.0%
Alphabet, Inc., Class A(1)	8,261	$6,524,951
Alphabet, Inc., Class C(1)	8,283	6,353,475
eBay, Inc.(1)	55,778	1,793,820
Facebook, Inc., Class A(1)	57,296	7,226,172
Rightmove PLC	12,654	681,552
United Internet AG	23,762	976,112
Yahoo! Inc.(1)	44,381	1,897,288

		$25,453,370

IT Services — 5.8%
Accenture PLC, Class A	33,823	$3,889,645
Amadeus IT Group SA	21,194	974,134
Atos SE	12,034	1,186,502
Automatic Data Processing, Inc.	63,778	5,727,902
Capgemini SA	10,759	1,051,257
Cardtronics PLC, Class A(1)	54,808	2,461,427
Cognizant Technology Solutions Corp., Class A(1)	19,048	1,094,117
Fidelity National Information Services, Inc.	20,781	1,648,557
Fiserv, Inc.(1)	59,000	6,079,950

Security	Shares	Value

IT Services (continued)
Indra Sistemas SA(1)	84,470	$1,093,150
International Business Machines Corp.	21,100	3,352,368
InterXion Holding NV(1)	53,257	1,986,486
MasterCard, Inc., Class A	48,637	4,699,793
Paychex, Inc.	99,122	6,013,732
PayPal Holdings, Inc.(1)	55,778	2,072,153
Visa, Inc., Class A	71,946	5,820,431

		$49,151,604

Leisure Products — 0.2%
Mattel, Inc.	46,130	$1,528,287

		$1,528,287

Machinery — 1.4%
Atlas Copco AB, Class B	42,775	$1,098,513
Caterpillar, Inc.	23,886	1,957,458
Cummins, Inc.	7,370	925,746
Ingersoll-Rand PLC	61,728	4,196,887
ITT, Inc.	47,907	1,733,275
Schindler Holding AG PC	5,331	1,004,097
Wartsila Oyj Abp	21,472	883,585

		$11,799,561

Media — 2.7%
Comcast Corp., Class A	82,394	$5,377,032
Liberty Global PLC, Class C(1)	43,579	1,343,541
Omnicom Group, Inc.	70,416	6,064,930
ProSiebenSat.1 Media SE	20,836	898,996
Time Warner, Inc.	25,027	1,962,367
Twenty-First Century Fox, Inc., Class A	66,904	1,641,824
Vivendi SA	45,969	890,360
Walt Disney Co. (The)	49,221	4,649,416

		$22,828,466

Metals & Mining — 0.8%
Commercial Metals Co.	105,055	$1,630,454
Kaiser Aluminum Corp.	21,548	1,836,536
Rio Tinto PLC	59,422	1,788,761
Salzgitter AG	34,879	1,060,125

		$6,315,876

Multi-Utilities — 0.2%
Dominion Resources, Inc.	24,540	$1,819,886

		$1,819,886

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Multiline Retail — 0.4%
Nordstrom, Inc.	33,595	$1,695,204
Target Corp.	28,315	1,987,430

		$3,682,634

Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	60,676	$6,102,792
ConocoPhillips	41,904	1,720,159
ENI SpA	121,789	1,838,540
EOG Resources, Inc.	28,508	2,522,673
Exxon Mobil Corp.	114,705	9,995,394
Frontline Ltd.	113,044	839,916
Galp Energia SGPS SA, Class B	74,638	1,086,932
Kinder Morgan, Inc.	96,249	2,103,041
Koninklijke Vopak NV	19,036	967,517
Neste Oyj	28,235	1,176,050
Occidental Petroleum Corp.	43,766	3,363,417
OMV AG	35,414	992,309
Phillips 66	35,244	2,764,892
Pioneer Natural Resources Co.	12,599	2,255,851
Repsol SA	74,706	1,003,552
Spectra Energy Corp.	58,134	2,070,733
Statoil ASA	58,571	918,851
Total SA	58,494	2,794,632
Valero Energy Corp.	27,666	1,531,313

		$46,048,564

Paper & Forest Products — 0.1%
UPM-Kymmene Oyj	52,862	$1,062,524

		$1,062,524

Personal Products — 0.1%
Unilever NV	21,499	$989,193

		$989,193

Pharmaceuticals — 1.9%
Johnson & Johnson	61,285	$7,313,752
Merck & Co., Inc.	34,502	2,166,381
Novartis AG	16,997	1,338,735
Novo Nordisk A/S, Class B	19,965	934,377
Pfizer, Inc.	61,213	2,130,212
Roche Holding AG PC	3,958	966,148
Sanofi	12,039	929,006

		$15,778,611

Security	Shares	Value

Professional Services — 0.5%
Bureau Veritas SA	44,598	$958,215
RELX PLC	119,825	2,274,644
Wolters Kluwer NV	30,946	1,301,805

		$4,534,664

Real Estate Management & Development — 0.3%
Deutsche Wohnen AG, Bearer Shares	36,535	$1,371,510
Swiss Prime Site AG	11,144	980,516

		$2,352,026

Road & Rail — 0.4%
Union Pacific Corp.	31,024	$2,963,723

		$2,963,723

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc.(1)	58,534	$2,572,569
Analog Devices, Inc.	30,549	1,911,145
Applied Materials, Inc.	87,982	2,625,383
ASML Holding NV	10,954	1,169,340
Broadcom, Ltd.	11,928	2,104,338
Intel Corp.	134,140	4,814,285
Intersil Corp.	133,537	2,636,020
MKS Instruments, Inc.	56,058	2,732,267
QUALCOMM, Inc.	36,194	2,282,756
Silicon Laboratories, Inc.(1)	42,109	2,412,846
Tessera Technologies, Inc.	65,349	2,191,805
Texas Instruments, Inc.	45,264	3,147,659

		$30,600,413

Software — 4.4%
Adobe Systems, Inc.(1)	20,233	$2,070,038
CDK Global, Inc.	39,020	2,262,379
Dassault Systemes SA	12,885	1,087,908
Intuit, Inc.	55,643	6,201,412
Microsoft Corp.	201,895	11,600,887
Oracle Corp.	162,912	6,715,233
Sage Group PLC (The)	195,487	1,862,553
salesforce.com, inc.(1)	24,814	1,970,728
SAP SE	23,845	2,094,066
Temenos Group AG	18,544	1,078,593

		$36,943,797

Specialty Retail — 1.7%
Hennes & Mauritz AB, Class B	48,867	$1,487,456

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Specialty Retail (continued)
Home Depot, Inc. (The)	46,709	$6,264,611
Lowe’s Cos., Inc.	46,109	3,530,105
TJX Cos., Inc. (The)	42,086	3,259,140

		$14,541,312

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	145,928	$15,482,961
Electronics for Imaging, Inc.(1)	55,029	2,590,765
EMC Corp.	91,430	2,650,556
Hewlett Packard Enterprise Co.	66,476	1,427,904

		$22,152,186

Textiles, Apparel & Luxury Goods — 0.9%
Compagnie Financiere Richemont SA, Class A	14,930	$860,574
Hermes International	2,766	1,170,215
NIKE, Inc., Class B	66,228	3,817,382
Swatch Group AG (The), Bearer Shares	4,987	1,284,580

		$7,132,751

Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.	117,826	$1,802,738

		$1,802,738

Tobacco — 0.4%
British American Tobacco PLC	30,107	$1,867,916
Philip Morris International, Inc.	18,363	1,835,015

		$3,702,931

Total Common Stocks (identified cost $621,019,115)		$723,846,145

Exchange-Traded Funds — 2.3%

Security	Shares	Value

Equity Funds — 2.3%
VanEck Vectors Junior Gold Miners ETF	470,000	$19,631,900

Total Exchange-Traded Funds (identified cost $13,342,407)		$19,631,900

Short-Term Investments — 10.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.60%(2)	$89,158	$89,157,558

Total Short-Term Investments (identified cost $89,157,558)		$89,157,558

Total Investments — 98.2% (identified cost $723,519,080)		$832,635,603

Other Assets, Less Liabilities — 1.8%		$15,098,874

Net Assets — 100.0%		$847,734,477

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2016.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	79.3%	$672,373,664
United Kingdom	4.4	36,981,818
France	2.6	22,279,016
Switzerland	2.4	20,523,387
Germany	2.1	17,723,905
Netherlands	1.2	10,182,201
Sweden	0.8	6,448,538
Spain	0.7	6,028,060
Finland	0.6	4,902,616
Denmark	0.4	2,858,233
Norway	0.3	2,681,710
Singapore	0.3	2,104,338
Italy	0.2	1,838,540
Belgium	0.2	1,764,301
Ireland	0.1	1,140,997
Luxembourg	0.1	1,093,138
Portugal	0.1	1,086,932
Austria	0.1	992,309
Exchange-Traded Funds	2.3	19,631,900

Total Investments	98.2%	$832,635,603

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	30,913,440	GBP	24,000,000	Morgan Stanley & Co. International PLC	9/19/16	$—	$(614,301)
USD	70,337,450	EUR	62,000,000	Morgan Stanley & Co. International PLC	9/26/16	1,108,358	—

						$1,108,358	$(614,301)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Equity Futures
E-mini MSCI Emerging Markets Index	2,050	Long	Sep-16	$88,919,980	$91,009,750	$2,089,770

						$2,089,770

Abbreviations:

PC	–	Participation Certificate

Currency Abbreviations:

EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Statement of Assets and Liabilities

Assets	August 31, 2016
Unaffiliated investments, at value (identified cost, $634,361,522)	$743,478,045
Affiliated investment, at value (identified cost, $89,157,558)	89,157,558
Cash	1,220,000
Restricted cash*	5,730,099
Foreign currency, at value (identified cost, $52,020)	52,094
Dividends receivable	1,460,330
Interest receivable from affiliated investment	45,550
Receivable for investments sold	9,090,291
Receivable for Fund shares sold	763,439
Receivable for open forward foreign currency exchange contracts	1,108,358
Tax reclaims receivable	709,103
Total assets	$852,814,867

Liabilities
Payable for Fund shares redeemed	$2,230,244
Payable for variation margin on open financial futures contracts	1,096,713
Payable for open forward foreign currency exchange contracts	614,301
Payable to affiliates:
Investment adviser and administration fee	642,717
Distribution and service fees	198,990
Accrued expenses	297,425
Total liabilities	$5,080,390
Net Assets	$847,734,477

Sources of Net Assets
Paid-in capital	$728,741,885
Accumulated net realized gain	6,685,604
Accumulated undistributed net investment income	640,704
Net unrealized appreciation	111,666,284
Total	$847,734,477

Class A Shares
Net Assets	$172,991,949
Shares Outstanding	11,679,749
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.81
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.71

Class C Shares
Net Assets	$189,050,008
Shares Outstanding	12,937,982
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$14.61

Class I Shares
Net Assets	$485,692,520
Shares Outstanding	32,723,082
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.84

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Statement of Operations

Investment Income	Year Ended August 31, 2016
Dividends (net of foreign taxes, $1,122,754)	$21,668,123
Interest allocated from affiliated investment	344,334
Expenses allocated from affiliated investment	(13,296)
Total investment income	$21,999,161

Expenses
Investment adviser and administration fee	$7,954,257
Distribution and service fees
Class A	485,387
Class C	2,007,099
Trustees’ fees and expenses	47,938
Custodian fee	300,410
Transfer and dividend disbursing agent fees	599,384
Legal and accounting services	73,410
Printing and postage	62,366
Registration fees	64,153
Miscellaneous	54,639
Total expenses	$11,649,043

Net investment income	$10,350,118

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$9,784,115
Investment transactions allocated from affiliated investment	1,249
Financial futures contracts	(1,482,310)
Foreign currency and forward foreign currency exchange contract transactions	(4,718,259)
Net realized gain	$3,584,795
Change in unrealized appreciation (depreciation) —
Investments	$51,679,065
Financial futures contracts	8,979,293
Foreign currency and forward foreign currency exchange contracts	(3,942,640)
Net change in unrealized appreciation (depreciation)	$56,715,718

Net realized and unrealized gain	$60,300,513

Net increase in net assets from operations	$70,650,631

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$10,350,118	$9,398,086
Net realized gain from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	3,584,795	14,807,589
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	56,715,718	(80,806,421)
Net increase (decrease) in net assets from operations	$70,650,631	$(56,600,746)
Distributions to shareholders —
From net investment income
Class A	$(4,179,812)	$(1,417,310)
Class C	(2,669,172)	—
Class I	(11,650,679)	(5,571,291)
From net realized gain
Class A	—	(1,088,083)
Class C	—	(1,002,366)
Class I	—	(2,982,255)
Total distributions to shareholders	$(18,499,663)	$(12,061,305)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$21,174,624	$71,857,104
Class C	18,565,060	45,325,559
Class I	146,112,371	181,614,871
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,796,015	1,607,096
Class C	1,208,261	436,497
Class I	4,824,708	3,115,456
Cost of shares redeemed
Class A	(78,675,337)	(88,885,975)
Class C	(52,236,855)	(40,595,987)
Class I	(223,414,264)	(333,430,894)
Net decrease in net assets from Fund share transactions	$(159,645,417)	$(158,956,273)

Net decrease in net assets	$(107,494,449)	$(227,618,324)

Net Assets
At beginning of year	$955,228,926	$1,182,847,250
At end of year	$847,734,477	$955,228,926

Accumulated undistributed net investment income included in net assets
At end of year	$640,704	$14,058,015

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Financial Highlights

	Class A
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$13.940	$14.900	$12.600	$10.850	$9.970

Income (Loss) From Operations
Net investment income(1)	$0.161	$0.127	$0.145	$0.124	$0.102
Net realized and unrealized gain (loss)	0.995	(0.938)	2.219	1.755	0.836

Total income (loss) from operations	$1.156	$(0.811)	$2.364	$1.879	$0.938

Less Distributions
From net investment income	$(0.286)	$(0.084)	$(0.064)	$(0.129)	$(0.058)
From net realized gain	—	(0.065)	—	—	—

Total distributions	$(0.286)	$(0.149)	$(0.064)	$(0.129)	$(0.058)

Net asset value — End of year	$14.810	$13.940	$14.900	$12.600	$10.850

Total Return(2)	8.38%	(5.49)%	18.79%	17.47%	9.46%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$172,992	$217,251	$247,408	$132,450	$90,061
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.26%	1.25%	1.26%	1.32%	1.35%
Net investment income	1.15%	0.86%	1.02%	1.04%	1.00%
Portfolio Turnover	57%	40%	49%	47%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Financial Highlights — continued

	Class C
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$13.750	$14.720	$12.490	$10.750	$9.890

Income (Loss) From Operations
Net investment income(1)	$0.057	$0.016	$0.035	$0.034	$0.025
Net realized and unrealized gain (loss)	0.981	(0.921)	2.195	1.744	0.835

Total income (loss) from operations	$1.038	$(0.905)	$2.230	$1.778	$0.860

Less Distributions
From net investment income	$(0.178)	$—	$—	$(0.038)	$—
From net realized gain	—	(0.065)	—	—	—

Total distributions	$(0.178)	$(0.065)	$—	$(0.038)	$—

Net asset value — End of year	$14.610	$13.750	$14.720	$12.490	$10.750

Total Return(2)	7.60%	(6.17)%	17.85%	16.58%	8.70%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$189,050	$210,265	$219,687	$95,752	$66,254
Ratios (as a percentage of average daily net assets):
Expenses(3)	2.01%	2.00%	2.01%	2.07%	2.10%
Net investment income	0.41%	0.11%	0.25%	0.29%	0.25%
Portfolio Turnover	57%	40%	49%	47%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

18	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Financial Highlights — continued

	Class I
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$13.970	$14.930	$12.620	$10.860	$9.990

Income (Loss) From Operations
Net investment income(1)	$0.201	$0.167	$0.183	$0.151	$0.126
Net realized and unrealized gain (loss)	0.995	(0.942)	2.214	1.765	0.828

Total income (loss) from operations	$1.196	$(0.775)	$2.397	$1.916	$0.954

Less Distributions
From net investment income	$(0.326)	$(0.120)	$(0.087)	$(0.156)	$(0.084)
From net realized gain	—	(0.065)	—	—	—

Total distributions	$(0.326)	$(0.185)	$(0.087)	$(0.156)	$(0.084)

Net asset value — End of year	$14.840	$13.970	$14.930	$12.620	$10.860

Total Return(2)	8.67%	(5.25)%	19.04%	17.84%	9.63%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$485,693	$527,713	$715,752	$247,981	$145,897
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.01%	1.00%	1.01%	1.07%	1.10%
Net investment income	1.43%	1.13%	1.27%	1.26%	1.24%
Portfolio Turnover	57%	40%	49%	47%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

19	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service. To comply with amendments to Rule 2a-7, on or before October 14, 2016 the Cash Reserves Fund began calculating a net asset value (NAV) per share and valuing its securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European

20

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Notes to Financial Statements — continued

Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

21

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended August 31, 2016 and August 31, 2015 was as follows:

	Year Ended August 31,
	2016	2015

Distributions declared from:
Ordinary income	$18,499,663	$6,988,601
Long-term capital gains	$—	$5,072,704

During the year ended August 31, 2016, accumulated net realized gain was increased by $2,129,687, accumulated undistributed net investment income was decreased by $5,267,766 and paid-in capital was increased by $3,138,079 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs), distributions from real estate investment trusts and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of August 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$1,617,414
Undistributed long-term capital gains	$8,487,529
Net unrealized appreciation	$108,887,649

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to foreign currency transactions, futures contracts, investments in partnerships and investments in PFICs.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$723,713,888

Gross unrealized appreciation	$123,694,188
Gross unrealized depreciation	(14,772,473)

Net unrealized appreciation	$108,921,715

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million, 0.85% on net assets of $500 million but less than $1 billion, 0.825% on net assets of $1 billion but less than $2.5 billion and at reduced rates on average daily net assets of $2.5 billion or more, and is payable monthly. For the year ended August 31, 2016, the investment adviser and administration fee amounted to $7,954,257 or 0.88% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2016, EVM earned $6,221 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $37,510 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in

22

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Notes to Financial Statements — continued

accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2016 amounted to $485,387 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2016, the Fund paid or accrued to EVD $1,505,324 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2016 amounted to $501,775 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2016, the Fund was informed that EVD received approximately $7,000 and $200 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $464,927,442 and $596,655,060, respectively, for the year ended August 31, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended August 31,
Class A	2016	2015

Sales	1,528,459	4,902,327
Issued to shareholders electing to receive payments of distributions in Fund shares	197,319	109,849
Redemptions	(5,630,208)	(6,035,747)

Net decrease	(3,904,430)	(1,023,571)

	Year Ended August 31,
Class C	2016	2015

Sales	1,347,419	3,128,948
Issued to shareholders electing to receive payments of distributions in Fund shares	85,936	30,082
Redemptions	(3,782,489)	(2,791,468)

Net increase (decrease)	(2,349,134)	367,562

23

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Notes to Financial Statements — continued

	Year Ended August 31,
Class I	2016	2015

Sales	10,507,700	12,423,196
Issued to shareholders electing to receive payments of distributions in Fund shares	340,248	212,804
Redemptions	(15,888,983)	(22,809,210)

Net decrease	(5,041,035)	(10,173,210)

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at August 31, 2016 is included in the Portfolio of Investments. At August 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At August 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $614,301. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $1,630,000 at August 31, 2016.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

24

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at August 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$2,089,770	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	1,108,358	(2)	(614,301	)(3)

Total		$3,198,128		$(614,301)

Derivatives not subject to master netting or similar agreements		$2,089,770		$—

Total Derivatives subject to master netting or similar agreements		$1,108,358		$(614,301)

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of August 31, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Morgan Stanley & Co. International PLC	$1,108,358	$(614,301)	$—	$—	$494,057

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Morgan Stanley & Co. International PLC	$(614,301)	$614,301	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

25

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended August 31, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$(1,482,310)	$8,979,293
Foreign Exchange	Forward foreign currency exchange contracts	(3,422,839)	(3,946,268)

Total		$(4,905,149)	$5,033,025

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended August 31, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts

$37,206,000	$294,514,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2016.

On September 2, 2016, the Fund renewed its line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

26

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Notes to Financial Statements — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$72,619,919	$12,356,638	$—	$84,976,557
Consumer Staples	11,648,052	10,949,342	—	22,597,394
Energy	51,022,695	17,804,277	—	68,826,972
Financials	112,594,789	20,580,276	—	133,175,065
Health Care	13,558,670	4,168,266	—	17,726,936
Industrials	48,309,988	16,354,718	—	64,664,706
Information Technology	166,734,445	16,038,725	—	182,773,170
Materials	34,638,114	18,897,426	—	53,535,540
Real Estate	70,222,285	10,612,130	—	80,834,415
Telecommunication Services	6,987,557	898,656	—	7,886,213
Utilities	6,849,177	—	—	6,849,177

Total Common Stocks	$595,185,691	$128,660,454 *	$—	$723,846,145

Exchange-Traded Funds	$19,631,900	$—	$—	$19,631,900
Short-Term Investments	—	89,157,558	—	89,157,558

Total Investments	$614,817,591	$217,818,012	$—	$832,635,603

Forward Foreign Currency Exchange Contracts	$—	$1,108,358	$—	$1,108,358
Futures Contracts	2,089,770	—	—	2,089,770

Total	$616,907,361	$218,926,370	$—	$835,833,731

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(614,301)	$—	$(614,301)

Total	$—	$(614,301)	$—	$(614,301)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

27

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Richard Bernstein Equity Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Richard Bernstein Equity Strategy Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Richard Bernstein Equity Strategy Fund as of August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 20, 2016

28

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended August 31, 2016, the Fund designates approximately $20,962,552, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2016 ordinary income dividends, 51.00% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $11,123,322 or, if subsequently determined to be different, the net capital gain of such year.

29

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Richard Bernstein Equity Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Richard Bernstein Advisors LLC
(the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the principal elements of the investment process and portfolio construction techniques employed by the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

31

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2015 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

32

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds at a mutually convenient time in 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly, held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm)
(1991-2000).

Directorships in the Last Five Years. Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

33

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm)
(2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly,
Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm)
(1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research
(1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all
Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

34

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management,
Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at
1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4887    8.31.16

Eaton Vance

Worldwide Health Sciences Fund

Annual Report

August 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2016

Eaton Vance

Worldwide Health Sciences Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	19 and 31

Federal Tax Information	20

Special Meeting of Shareholders	32

Board of Trustees’ Contract Approval	33

Management and Organization	37

Important Notices	40

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Many global stock markets recorded solid gains for the year ended August 31, 2016, with U.S. stocks leading the way.

Global equity markets opened the period on the upswing before sinking in late September 2015, when the U.S. Federal Reserve (the Fed) chose to hold its benchmark interest rate steady after months of speculation about a rate hike. The decision to hold interest rates steady left some investors worried about the strength of the U.S and overseas economies, as well as the possibility of waning Fed influence over markets.

Stocks recovered in late 2015, helped by positive economic data. In the U.S., job market gains continued, and housing and auto sales also showed strength. Expressing confidence in the economy, the Fed made its long-anticipated move in December 2015, raising interest rates for the first time in nine years.

Turbulence returned to global equity markets in early 2016, as stocks worldwide slid amid worries about falling oil prices, declining interest rates and slowing global growth. However, global equity markets turned around in mid-February and soon overcame their earlier losses. Coinciding with the move was a reversal in crude oil prices, which rose following a prolonged decline.

Britain’s “Brexit” vote to leave the European Union sent stocks into a two-day tailspin in late June 2016. But global equity markets quickly rallied, recovering much of the lost ground before stalling out near period-end.

For the 12-month period, the MSCI World Index,2 a proxy for global equities, returned 6.68% for the period. The MSCI EAFE Index, an index of developed-market international equities, fell –0.12%, while the MSCI Emerging Markets Index returned 11.83%. In the U.S., the blue-chip Dow Jones Industrial Average advanced 14.37%, while the broader U.S. equity market, as represented by the S&P 500 Index, gained 12.55%.

Fund Performance

For the 12-month period ended August 31, 2016, Eaton Vance Worldwide Health Sciences Fund (the Fund) had a total return of –7.31% for Class A shares at net asset value (NAV), underperforming the –1.04% return of the Fund’s primary benchmark, the MSCI World Health Care Index (the Index), as well as broader global stock market indexes.

While stocks rose broadly across many global markets, health care stocks struggled during the 12-month period amid fears of the potential of rising drug prices. Fueled by statements made during the U.S. presidential campaign, these fears impacted health care stocks worldwide, particularly in the biotechnology and pharmaceuticals industries.

Biotechnology was the worst-performing sector versus the Index due to stock selection and an unfavorable overweight in the sector. Among the Fund’s weakest-performing individual stocks during the period was Portola Pharmaceuticals, Inc., which declined after poor results from the clinical trial of its new blood thinner drug. The security was sold during the period. Another biotechnology company, Alexion Pharmaceuticals, Inc., also detracted from Fund performance versus the Index. A developer of drugs to treat rare diseases, the company was hurt by unfavorable drug trial results, as well as patient insurance reimbursement issues in emerging markets.

The health care providers & services industry detracted from relative Fund performance versus the Index due largely to stock selection. Hospital chain HCA Holdings, Inc. hurt relative Fund performance versus the Index after announcing disappointing earnings during the period. Unfavorable stock selection in the pharmaceuticals industry also hampered relative Fund performance versus the Index during the period. On an individual stock basis, the Fund’s underweight position in pharmaceutical giant Johnson & Johnson detracted from performance versus the Index, as the stock outperformed the broader Index. Leading multinational drug company Allergan PLC also detracted after a planned merger deal fell apart during the period.

On the positive side, the health care equipment & supplies industry contributed to Fund performance relative to the Index due to stock selection and a sector overweight. Boston Scientific Corp., a leading medical device company, was one of the Fund’s top individual stock performers relative to the Index after surpassing earnings expectations. In addition, Intuitive Surgical, Inc., a developer of robotic surgical tools, contributed to Fund performance versus the Index after better-than-forecasted sales during the period.

Overall, the Fund’s lack of exposure to troubled drug maker Valeant Pharmaceuticals International, Inc. was the largest individual contributor to Fund performance versus the Index. The company faced operational issues, rising debt and regulatory issues during the 12-month period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Performance2,3

Portfolio Managers Jason Kritzer, CFA, of Eaton Vance Management and Samantha Pandolfi, CFA, of Eaton Vance Management (International) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	07/26/1985	07/26/1985	–7.31%	16.53%	10.62%
Class A with 5.75% Maximum Sales Charge	—	—	–12.67	15.16	9.96
Class B at NAV	09/23/1996	07/26/1985	–8.08	15.67	9.80
Class B with 5% Maximum Sales Charge	—	—	–12.28	15.45	9.80
Class C at NAV	01/05/1998	07/26/1985	–8.00	15.66	9.80
Class C with 1% Maximum Sales Charge	—	—	–8.84	15.66	9.80
Class I at NAV	10/01/2009	07/26/1985	–7.13	16.83	10.80
Class R at NAV	09/08/2003	07/26/1985	–7.64	16.25	10.35
MSCI World Health Care Index	—	—	–1.04%	15.31%	8.19%
S&P 500 Index	—	—	12.55	14.67	7.50

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I	Class R
	1.34%	2.10%	2.09%	1.09%	1.59%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2006	$25,486	N.A.
Class C	$10,000	08/31/2006	$25,481	N.A.
Class I	$250,000	08/31/2006	$697,883	N.A.
Class R	$10,000	08/31/2006	$26,785	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Fund Profile5

Sector Allocation (% of net assets)6

Country Allocation (% of net assets)

Top 10 Holdings (% of net assets)6

Allergan PLC	5.8%

Roche Holding AG PC	5.6

Eli Lilly & Co.	4.9

Novo Nordisk A/S, Class B	4.3

Medtronic PLC	4.1

Bristol-Myers Squibb Co.	3.9

Johnson & Johnson	3.8

Biogen, Inc.	3.6

Gilead Sciences, Inc.	3.5

AbbVie, Inc.	3.4

Total	42.9%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders
At a special meeting of shareholders held on June 16, 2016, the shareholders approved an investment advisory agreement between Worldwide Health Sciences Portfolio (“Portfolio”), the Portfolio in which Eaton Vance Worldwide Health Sciences Fund invests substantially all of its assets, and Eaton Vance Management (“EVM”). Shareholders also approved an investment sub- advisory agreement between EVM and Eaton Vance Management (International) Limited (“EVMI”), pursuant to which EVMI will serve as investment sub-adviser to the Portfolio and a research support agreement between EVM and OrbiMed Advisors LLC (“OrbiMed”), pursuant to which OrbiMed will serve as investment sub-adviser to the Portfolio providing research services to EVM with respect to the Portfolio’s investment program. The new agreements became effective on July 1, 2016. In addition, effective July 1, 2016, the Portfolio is managed by Jason Kritzer, CFA, and Samantha Pandolfi, CFA, of EVM and EVMI, respectively.

5

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 – August 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period* (3/1/16 – 8/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,065.00	$7.63	**	1.47%
Class B	$1,000.00	$1,060.20	$11.50	**	2.22%
Class C	$1,000.00	$1,060.70	$11.50	**	2.22%
Class I	$1,000.00	$1,065.80	$6.34	**	1.22%
Class R	$1,000.00	$1,063.00	$8.92	**	1.72%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.70	$7.46	**	1.47%
Class B	$1,000.00	$1,014.00	$11.24	**	2.22%
Class C	$1,000.00	$1,014.00	$11.24	**	2.22%
Class I	$1,000.00	$1,019.00	$6.19	**	1.22%
Class R	$1,000.00	$1,016.50	$8.72	**	1.72%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Statement of Assets and Liabilities

Assets	August 31, 2016
Investment in Worldwide Health Sciences Portfolio, at value (identified cost, $1,256,585,872)	$1,409,415,935
Receivable for Fund shares sold	524,263
Total assets	$1,409,940,198

Liabilities
Payable for Fund shares redeemed	$2,678,923
Payable to affiliates:
Administration fee	185,752
Distribution and service fees	487,306
Other	7,963
Accrued expenses	340,093
Total liabilities	$3,700,037
Net Assets	$1,406,240,161

Sources of Net Assets
Paid-in capital	$1,120,882,244
Accumulated net realized gain from Portfolio	141,368,809
Accumulated net investment loss	(8,840,955)
Net unrealized appreciation from Portfolio	152,830,063
Total	$1,406,240,161

Class A Shares
Net Assets	$857,636,202
Shares Outstanding	77,000,386
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.14
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.82

Class B Shares
Net Assets	$10,986,512
Shares Outstanding	960,383
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.44

Class C Shares
Net Assets	$294,298,563
Shares Outstanding	25,934,647
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.35

Class I Shares
Net Assets	$176,957,834
Shares Outstanding	15,602,028
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.34

Class R Shares
Net Assets	$66,361,050
Shares Outstanding	5,617,500
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.81

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Statement of Operations

Investment Income	Year Ended August 31, 2016
Dividends allocated from Portfolio (net of foreign taxes, $847,234)	$12,855,784
Interest allocated from Portfolio	203,732
Expenses allocated from Portfolio	(14,869,868)
Total investment loss from Portfolio	$(1,810,352)

Expenses
Administration fee	$2,339,135
Distribution and service fees
Class A	2,355,532
Class B	142,947
Class C	3,224,601
Class R	373,336
Trustees’ fees and expenses	500
Custodian fee	59,880
Transfer and dividend disbursing agent fees	1,604,544
Legal and accounting services	64,415
Printing and postage	144,577
Registration fees	103,186
Miscellaneous	26,115
Total expenses	$10,438,768
Deduct —
Allocation of expenses to affiliates	$43,095
Total expense reductions	$43,095

Net expenses	$10,395,673

Net investment loss	$(12,206,025)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$178,327,638
Foreign currency transactions	(393,313)
Net realized gain	$177,934,325
Change in unrealized appreciation (depreciation) —
Investments	$(296,942,731)
Foreign currency	(50,519)
Net change in unrealized appreciation (depreciation)	$(296,993,250)

Net realized and unrealized loss	$(119,058,925)

Net decrease in net assets from operations	$(131,264,950)

8	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment loss	$(12,206,025)	$(14,830,577)
Net realized gain from investment and foreign currency transactions	177,934,325	234,215,489
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(296,993,250)	6,910,548
Net increase (decrease) in net assets from operations	$(131,264,950)	$226,295,460
Distributions to shareholders —
From net realized gain
Class A	$(92,129,561)	$(145,653,868)
Class B	(1,463,840)	(3,023,250)
Class C	(30,900,375)	(44,299,880)
Class I	(20,307,804)	(25,097,297)
Class R	(6,786,456)	(7,933,608)
Total distributions to shareholders	$(151,588,036)	$(226,007,903)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$84,090,439	$198,010,576
Class B	498,298	836,657
Class C	25,956,566	77,023,074
Class I	75,747,962	120,240,032
Class R	19,675,391	47,609,923
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	83,928,331	133,165,783
Class B	1,360,951	2,767,582
Class C	25,504,758	35,764,830
Class I	16,188,014	19,111,703
Class R	6,540,218	7,565,899
Cost of shares redeemed
Class A	(216,724,123)	(223,917,067)
Class B	(3,172,911)	(3,690,922)
Class C	(62,378,332)	(44,533,285)
Class I	(111,313,418)	(56,380,134)
Class R	(32,116,100)	(22,431,673)
Net asset value of shares exchanged
Class A	3,067,553	4,667,278
Class B	(3,067,553)	(4,667,278)
Net increase (decrease) in net assets from Fund share transactions	$(86,213,956)	$291,142,978

Net increase (decrease) in net assets	$(369,066,942)	$291,430,535

Net Assets
At beginning of year	$1,775,307,103	$1,483,876,568
At end of year	$1,406,240,161	$1,775,307,103

Accumulated net investment loss included in net assets
At end of year	$(8,840,955)	$(2,482,446)

9	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Financial Highlights

	Class A
	Year Ended August 31,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year	$13.210		$13.390	$10.890	$10.200	$9.680

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.074)		$(0.098)	$(0.046)	$0.040	$0.055
Net realized and unrealized gain (loss)	(0.824)		1.936	3.980	2.121	1.369

Total income (loss) from operations	$(0.898)		$1.838	$3.934	$2.161	$1.424

Less Distributions
From net investment income	$—		$—	$(0.069)	$(0.202)	$—
From net realized gain	(1.172)		(2.018)	(1.365)	(1.269)	(0.904)

Total distributions	$(1.172)		$(2.018)	$(1.434)	$(1.471)	$(0.904)

Net asset value — End of year	$11.140		$13.210	$13.390	$10.890	$10.200

Total Return(2)	(7.31)%		15.31%	39.31%	24.28%	16.22%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$857,636		$1,073,699	$960,881	$754,945	$685,275
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.48	%(5)	1.44%	1.46%	1.39%	1.47%
Net investment income (loss)	(0.64)%		(0.73)%	(0.38)%	0.39%	0.58%
Portfolio Turnover of the Portfolio	70%		51%	57%	51%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)

The investment adviser, sub-advisers and administrator reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2016). Absent this reimbursement, total return would be lower.

10	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Financial Highlights — continued

	Class B
	Year Ended August 31,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year	$13.640		$13.840	$11.200	$10.420	$9.930

Income (Loss) From Operations
Net investment loss(1)	$(0.168)		$(0.205)	$(0.139)	$(0.033)	$(0.026)
Net realized and unrealized gain (loss)	(0.860)		2.023	4.108	2.175	1.420

Total income (loss) from operations	$(1.028)		$1.818	$3.969	$2.142	$1.394

Less Distributions
From net investment income	$—		$—	$—	$(0.093)	$—
From net realized gain	(1.172)		(2.018)	(1.329)	(1.269)	(0.904)

Total distributions	$(1.172)		$(2.018)	$(1.329)	$(1.362)	$(0.904)

Net asset value — End of year	$11.440		$13.640	$13.840	$11.200	$10.420

Total Return(2)	(8.08)%		14.60%	38.23%	23.25%	15.46%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,987		$18,211	$22,917	$26,543	$36,333
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	2.23	%(5)	2.20%	2.21%	2.14%	2.22%
Net investment loss	(1.40)%		(1.47)%	(1.12)%	(0.31)%	(0.26)%
Portfolio Turnover of the Portfolio	70%		51%	57%	51%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)

The investment adviser, sub-advisers and administrator reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2016). Absent this reimbursement, total return would be lower.

11	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Financial Highlights — continued

	Class C
	Year Ended August 31,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year	$13.530		$13.760	$11.160	$10.410	$9.930

Income (Loss) From Operations
Net investment loss(1)	$(0.165)		$(0.204)	$(0.140)	$(0.038)	$(0.017)
Net realized and unrealized gain (loss)	(0.843)		1.992	4.092	2.181	1.401

Total income (loss) from operations	$(1.008)		$1.788	$3.952	$2.143	$1.384

Less Distributions
From net investment income	$—		$—	$—	$(0.124)	$—
From net realized gain	(1.172)		(2.018)	(1.352)	(1.269)	(0.904)

Total distributions	$(1.172)		$(2.018)	$(1.352)	$(1.393)	$(0.904)

Net asset value — End of year	$11.350		$13.530	$13.760	$11.160	$10.410

Total Return(2)	(8.00)%		14.46%	38.26%	23.36%	15.35%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$294,299		$365,081	$298,114	$224,863	$201,008
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	2.23	%(5)	2.19%	2.21%	2.14%	2.22%
Net investment loss	(1.39)%		(1.48)%	(1.13)%	(0.36)%	(0.17)%
Portfolio Turnover of the Portfolio	70%		51%	57%	51%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)

The investment adviser, sub-advisers and administrator reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2016). Absent this reimbursement, total return would be lower.

12	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Financial Highlights — continued

	Class I
	Year Ended August 31,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year	$13.400		$13.520	$10.980	$10.280	$9.720

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.046)		$(0.065)	$(0.016)	$0.064	$0.082
Net realized and unrealized gain (loss)	(0.842)		1.963	4.018	2.133	1.382

Total income (loss) from operations	$(0.888)		$1.898	$4.002	$2.197	$1.464

Less Distributions
From net investment income	$—		$—	$(0.097)	$(0.228)	$—
From net realized gain	(1.172)		(2.018)	(1.365)	(1.269)	(0.904)

Total distributions	$(1.172)		$(2.018)	$(1.462)	$(1.497)	$(0.904)

Net asset value — End of year	$11.340		$13.400	$13.520	$10.980	$10.280

Total Return(2)	(7.13)%		15.64%	39.69%	24.52%	16.59%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$176,958		$233,051	$149,535	$83,020	$62,857
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.23	%(5)	1.19%	1.21%	1.14%	1.22%
Net investment income (loss)	(0.39)%		(0.48)%	(0.14)%	0.62%	0.86%
Portfolio Turnover of the Portfolio	70%		51%	57%	51%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)

The investment adviser, sub-advisers and administrator reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2016). Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Financial Highlights — continued

	Class R
	Year Ended August 31,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year	$13.980		$14.080	$11.390	$10.600	$10.040

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.110)		$(0.140)	$(0.081)	$0.012	$0.035
Net realized and unrealized gain (loss)	(0.888)		2.058	4.182	2.220	1.429

Total income (loss) from operations	$(0.998)		$1.918	$4.101	$2.232	$1.464

Less Distributions
From net investment income	$—		$—	$(0.046)	$(0.173)	$—
From net realized gain	(1.172)		(2.018)	(1.365)	(1.269)	(0.904)

Total distributions	$(1.172)		$(2.018)	$(1.411)	$(1.442)	$(0.904)

Net asset value — End of year	$11.810		$13.980	$14.080	$11.390	$10.600

Total Return(2)	(7.64)%		15.11%	38.96%	23.94%	16.02%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$66,361		$85,264	$52,429	$33,628	$27,469
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.73	%(5)	1.69%	1.71%	1.64%	1.72%
Net investment income (loss)	(0.89)%		(0.99)%	(0.64)%	0.11%	0.35%
Portfolio Turnover of the Portfolio	70%		51%	57%	51%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)

The investment adviser, sub-advisers and administrator reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2016). Absent this reimbursement, total return would be lower.

14	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at August 31, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax

15

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Notes to Financial Statements — continued

accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2016 and August 31, 2015 was as follows:

	Year Ended August 31,
	2016	2015

Distributions declared from:
Ordinary income	$20,857,535	$63,234,269
Long-term capital gains	$130,730,501	$162,773,634

During the year ended August 31, 2016, accumulated net realized gain was decreased by $24,540,640, accumulated net investment loss was decreased by $5,847,516 and paid-in capital was increased by $18,693,124 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), net operating losses, investments in passive foreign investment companies (PFICs) and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of August 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term capital gains	$143,003,292
Late year ordinary losses	$(8,124,133)
Net unrealized appreciation	$150,478,758

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, partnership allocations, investments in partnerships and investments in PFICs.

At August 31, 2016, the Fund had a late year ordinary loss of $8,124,133 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended August 31, 2016, the administration fee amounted to $2,339,135. Effective July 1, 2016, investment adviser fees are paid by the Portfolio to EVM and EVM pays sub-adviser fees to Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., and OrbiMed Advisors LLC (OrbiMed). Prior to July 1, 2016, investment adviser fees and management fees were paid by the Portfolio to OrbiMed and to EVM, respectively. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Effective July 1, 2016, EVM, EVMI and OrbiMed have agreed to reimburse the Fund’s expenses to the extent that total operating expenses (relating to ordinary operating expenses only and before the application of the performance adjustment to the investment adviser fee) exceed 1.25%, 2.00%, 2.00%, 1.00% and 1.50% of the Fund’s average daily net assets for Class A, Class B, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after December 31, 2017. Pursuant to this agreement, EVM, EVMI and OrbiMed were allocated $43,095 in total of the Fund’s operating expenses for the year ended August 31, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2016, EVM earned $90,112 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $154,611 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2016. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of EVM.

16

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Notes to Financial Statements — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2016 amounted to $2,355,532 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2016, the Fund paid or accrued to EVD $107,210 and $2,418,451 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended August 31, 2016, the Fund paid or accrued to EVD $186,668 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2016 amounted to $35,737, $806,150 and $186,668 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended August 31, 2016, the Fund was informed that EVD received approximately $1,000, $5,000 and $35,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the year ended August 31, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $13,051,575 and $258,720,355, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended August 31,
Class A	2016	2015

Sales	7,191,759	14,796,486
Issued to shareholders electing to receive payments of distributions in Fund shares	7,100,536	11,143,580
Redemptions	(18,812,846)	(16,816,531)
Exchange from Class B shares	267,494	347,412

Net increase (decrease)	(4,253,057)	9,470,947

17

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Notes to Financial Statements — continued

	Year Ended August 31,
Class B	2016	2015

Sales	40,437	61,794
Issued to shareholders electing to receive payments of distributions in Fund shares	111,462	223,372
Redemptions	(267,464)	(269,037)
Exchange to Class A shares	(259,676)	(335,768)

Net decrease	(375,241)	(319,639)

	Year Ended August 31,
Class C	2016	2015

Sales	2,162,510	5,651,118
Issued to shareholders electing to receive payments of distributions in Fund shares	2,106,090	2,907,710
Redemptions	(5,307,201)	(3,255,494)

Net increase (decrease)	(1,038,601)	5,303,334

	Year Ended August 31,
Class I	2016	2015

Sales	6,455,165	8,951,413
Issued to shareholders electing to receive payments of distributions in Fund shares	1,346,757	1,579,480
Redemptions	(9,589,299)	(4,203,718)

Net increase (decrease)	(1,787,377)	6,327,175

	Year Ended August 31,
Class R	2016	2015

Sales	1,595,159	3,370,072
Issued to shareholders electing to receive payments of distributions in Fund shares	520,718	597,622
Redemptions	(2,599,349)	(1,591,127)

Net increase (decrease)	(483,472)	2,376,567

18

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Worldwide Health Sciences Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Worldwide Health Sciences Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), as of August 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Worldwide Health Sciences Fund as of August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 20, 2016

19

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended August 31, 2016, the Fund designates approximately $13,110,395, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2016 ordinary income dividends, 17.98% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $173,582,996 or, if subsequently determined to be different, the net capital gain of such year.

20

Worldwide Health Sciences Portfolio

August 31, 2016

Portfolio of Investments

Common Stocks — 97.5%

Security	Shares	Value

Biotechnology — 29.5%
AbbVie, Inc.	742,955	$47,623,415
Actelion, Ltd.	160,000	26,667,400
Alexion Pharmaceuticals, Inc.(1)	183,684	23,118,468
Biogen, Inc.(1)	166,500	50,887,395
BioMarin Pharmaceutical, Inc.(1)	292,429	27,456,159
Celgene Corp.(1)	444,921	47,490,867
Gilead Sciences, Inc.	635,263	49,791,914
Incyte Corp.(1)	237,999	19,301,719
Ophthotech Corp.(1)	284,600	15,029,726
Regeneron Pharmaceuticals, Inc.(1)	60,662	23,812,868
Shire PLC	701,207	43,791,443
Shire PLC ADR	82,128	15,372,719
Vertex Pharmaceuticals, Inc.(1)	269,807	25,499,460

		$415,843,553

Drug Retail — 1.5%
CVS Health Corp.	228,705	$21,361,047

		$21,361,047

Health Care Distributors — 2.5%
McKesson Corp.	193,108	$35,651,599

		$35,651,599

Health Care Equipment — 15.5%
Boston Scientific Corp.(1)	1,698,025	$40,446,956
Edwards Lifesciences Corp.(1)	213,257	24,558,676
Intuitive Surgical, Inc.(1)	56,174	38,558,957
Medtronic PLC	665,629	57,929,692
Wright Medical Group NV(1)	1,009,222	24,988,337
Zimmer Biomet Holdings, Inc.	247,643	32,097,009

		$218,579,627

Health Care Facilities — 1.6%
HCA Holdings, Inc.(1)	304,824	$23,029,453

		$23,029,453

Health Care Supplies — 2.7%
Cooper Cos., Inc. (The)	205,000	$38,113,600

		$38,113,600

Security	Shares	Value

Life Sciences Tools & Services — 4.7%
Illumina, Inc.(1)	180,000	$30,301,200
Thermo Fisher Scientific, Inc.	231,352	35,209,461

		$65,510,661

Managed Health Care — 3.1%
UnitedHealth Group, Inc.	177,300	$24,121,665
WellCare Health Plans, Inc.(1)	168,365	18,974,736

		$43,096,401

Pharmaceuticals — 36.4%
Allergan PLC(1)	350,880	$82,295,395
Bristol-Myers Squibb Co.	955,887	54,858,355
Eli Lilly & Co.	881,915	68,568,891
Johnson & Johnson	450,936	53,814,702
Merck & Co., Inc.	247,081	15,514,216
Novartis AG	255,700	20,139,696
Novo Nordisk A/S, Class B	1,282,003	59,998,721
Ono Pharmaceutical Co., Ltd.	759,773	19,803,513
Roche Holding AG PC	322,688	78,768,170
Santen Pharmaceutical Co., Ltd.	1,250,000	15,735,809
Teva Pharmaceutical Industries, Ltd. ADR	542,000	27,311,380
Zoetis, Inc.	317,870	16,243,157

		$513,052,005

Total Common Stocks (identified cost $1,220,796,029)		$1,374,237,946

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.60%(2)	$22,367	$22,367,203

Total Short-Term Investments (identified cost $22,367,203)		$22,367,203

Total Investments — 99.1% (identified cost $1,243,163,232)		$1,396,605,149

Other Assets, Less Liabilities — 0.9%		$12,811,130

Net Assets — 100.0%		$1,409,416,279

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

21	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2016

Portfolio of Investments — continued

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2016.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	77.3%	$1,089,016,298
Switzerland	8.9	125,575,266
Denmark	4.3	59,998,721
United Kingdom	4.2	59,164,162
Japan	2.5	35,539,322
Israel	1.9	27,311,380

Total Investments	99.1%	$1,396,605,149

Abbreviations:

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

22	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2016

Statement of Assets and Liabilities

Assets	August 31, 2016
Unaffiliated investments, at value (identified cost, $1,220,796,029)	$1,374,237,946
Affiliated investment, at value (identified cost, $22,367,203)	22,367,203
Foreign currency, at value (identified cost, $12,307)	12,211
Dividends receivable	927,749
Interest receivable from affiliated investment	9,414
Receivable for investments sold	35,306,437
Tax reclaims receivable	5,245,330
Total assets	$1,438,106,290

Liabilities
Payable for investments purchased	$27,386,640
Payable to affiliates:
Investment adviser fee	1,054,135
Accrued expenses	249,236
Total liabilities	$28,690,011
Net Assets applicable to investors’ interest in Portfolio	$1,409,416,279

Sources of Net Assets
Investors’ capital	$1,256,111,063
Net unrealized appreciation	153,305,216
Total	$1,409,416,279

23	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2016

Statement of Operations

Investment Income	Year Ended August 31, 2016
Dividends (net of foreign taxes, $847,536)	$12,864,542
Interest allocated from affiliated investment	203,820
Expenses allocated from affiliated investment	(6,968)
Total investment income	$13,061,394

Expenses
Investment adviser fee	$9,995,877
Management fee	4,265,115
Trustees’ fees and expenses	68,000
Custodian fee	383,535
Legal and accounting services	82,690
Miscellaneous	81,058
Total expenses	$14,876,275

Net investment loss	$(1,814,881)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$178,502,719
Investment transactions allocated from affiliated investment	405
Foreign currency transactions	(394,164)
Net realized gain	$178,108,960
Change in unrealized appreciation (depreciation) —
Investments	$(297,524,259)
Foreign currency	(50,785)
Net change in unrealized appreciation (depreciation)	$(297,575,044)

Net realized and unrealized loss	$(119,466,084)

Net decrease in net assets from operations	$(121,280,965)

24	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2016

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment loss	$(1,814,881)	$(3,563,427)
Net realized gain from investment and foreign currency transactions	178,108,960	234,730,311
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(297,575,044)	6,877,504
Net increase (decrease) in net assets from operations	$(121,280,965)	$238,044,388
Capital transactions —
Contributions	$13,755,144	$142,655,084
Withdrawals	(261,921,658)	(90,514,265)
Net increase (decrease) in net assets from capital transactions	$(248,166,514)	$52,140,819

Net increase (decrease) in net assets	$(369,447,479)	$290,185,207

Net Assets
At beginning of year	$1,778,863,758	$1,488,678,551
At end of year	$1,409,416,279	$1,778,863,758

25	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2016

Supplementary Data

	Year Ended August 31,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.95%	0.92%	0.92%	0.81%	0.80%
Net investment income (loss)	(0.12)%	(0.21)%	0.17%	0.97%	1.24%
Portfolio Turnover	70%	51%	57%	51%	63%

Total Return	(6.82)%	15.91%	40.05%	24.99%	16.99%

Net assets, end of year (000’s omitted)	$1,409,416	$1,778,864	$1,488,679	$1,129,151	$1,018,497

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

26	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2016, Eaton Vance Worldwide Health Sciences Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service. To comply with amendments to Rule 2a-7, on or before October 14, 2016 the Cash Reserves Fund began calculating a net asset value (NAV) per share and valuing its securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

27

Worldwide Health Sciences Portfolio

August 31, 2016

Notes to Financial Statements — continued

As of August 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

Effective July 1, 2016, the investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.775% of the Portfolio’s average daily net assets up to $500 million, 0.69% on net assets of $500 million but less than $1 billion, 0.62% on net assets of $1 billion but less than $1.5 billion, 0.56% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion or more, and is payable monthly. In addition, EVM’s fee is subject to an upward or downward performance adjustment of up to 0.15% of the average daily net assets of the Portfolio depending on whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. Pursuant to a sub-advisory agreement effective July 1, 2016, EVM pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Pursuant to a research support agreement between EVM and OrbiMed Advisors LLC (OrbiMed) effective July 1, 2016, EVM pays OrbiMed a portion of its investment adviser fee for research services with respect to the Portfolio’s investment program. For the first three years of the term of such agreement, OrbiMed’s sub-advisory fee is subject to the portion of the performance adjustment that is attributable to OrbiMed’s tenure as investment adviser over the 36-month performance period. Prior to July 1, 2016, OrbiMed served as investment adviser of the Portfolio. The investment adviser fee paid to OrbiMed was computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $500 million, 0.47% on net assets of $500 million but less than $1 billion, 0.43% on net assets of $1 billion but less than $1.5 billion, 0.40% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion or more, and was paid monthly. In addition, OrbiMed’s fee was subject to the same upward or downward performance adjustment that is applicable under the current investment advisory agreement with EVM. For the year ended August 31, 2016, the Portfolio’s investment adviser fee, including an upward performance adjustment of $2,176,165, amounted to $9,995,877 or 0.64% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Prior to July 1, 2016, a management fee was earned by EVM as compensation for administrative, compliance and oversight services rendered to the Portfolio. Pursuant to the management agreement and subsequent fee reduction agreement between the Portfolio and EVM, the fee was computed at an annual rate of 0.375% of the Portfolio’s average daily net assets up to $500 million, 0.32% on net assets of $500 million but less than $1 billion, 0.29% on net assets of $1 billion but less than $1.5 billion, 0.26% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion or more. For the period from September 1, 2015 through June 30, 2016, the date the management agreement was terminated, the management fee was equivalent to 0.32% (annualized) of the Portfolio’s average daily net assets and amounted to $4,265,115.

Trustees and officers of the Portfolio who are members of EVM’s organizations receive remuneration for their services to the Portfolio out of the investment adviser or management fee. Certain officers and Trustees of the Portfolio are officers of EVM.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,053,005,588 and $1,259,786,191, respectively, for the year ended August 31, 2016.

28

Worldwide Health Sciences Portfolio

August 31, 2016

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,245,536,612

Gross unrealized appreciation	$206,595,079
Gross unrealized depreciation	(55,526,542)

Net unrealized appreciation	$151,068,537

The net unrealized depreciation on foreign currency transactions at August 31, 2016 on a federal income tax basis was $136,701.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2016.

On September 2, 2016, the Portfolio renewed its line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Concentration of Risk

As the Portfolio invests a significant portion of its assets in the health sciences sector and may concentrate in the medical research and health care industries, it will likely be affected by events that adversely affect that sector or industries. The Portfolio has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio’s interests can also be impacted by regulatory activities that affect health sciences companies.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

29

Worldwide Health Sciences Portfolio

August 31, 2016

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Biotechnology	$345,384,710	$70,458,843		$—	$415,843,553
Drug Retail	21,361,047	—		—	21,361,047
Health Care Distributors	35,651,599	—		—	35,651,599
Health Care Equipment	218,579,627	—		—	218,579,627
Health Care Facilities	23,029,453	—		—	23,029,453
Health Care Supplies	38,113,600	—		—	38,113,600
Life Sciences Tools & Services	65,510,661	—		—	65,510,661
Managed Health Care	43,096,401	—		—	43,096,401
Pharmaceuticals	318,606,096	194,445,909		—	513,052,005

Total Common Stocks	$1,109,333,194	$264,904,752	*	$—	$1,374,237,946

Short-Term Investments	$—	$22,367,203		$—	$22,367,203

Total Investments	$1,109,333,194	$287,271,955		$—	$1,396,605,149

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

30

Worldwide Health Sciences Portfolio

August 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Worldwide Health Sciences Portfolio:

We have audited the accompanying statement of assets and liabilities of Worldwide Health Sciences Portfolio (the “Portfolio”), including the portfolio of investments, as of August 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Worldwide Health Sciences Portfolio as of August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 20, 2016

31

Eaton Vance Worldwide Health Sciences Fund

Worldwide Health Sciences Portfolio

August 31, 2016

Special Meeting of Shareholders (Unaudited)

Eaton Vance Worldwide Health Sciences Fund

The Fund held a Special Meeting of Shareholders on Thursday, May 26, 2016 and adjourned until Thursday, June 16, 2016 for the following purposes: (1) to approve an investment advisory agreement between Eaton Vance Management (“EVM”) and Worldwide Health Sciences Portfolio (the “Portfolio”); (2) to approve an investment sub-advisory agreement between EVM and Eaton Vance Management (International) Limited (“EVMI”); and (3) to approve a Research Support Agreement between EVM and ObiMed Advisors LLC. The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Uninstructed(2)
Proposal One	47,468,989	2,183,855	2,029,702	17,336,538
Proposal Two	47,205,899	2,194,022	2,282,625	17,336,538
Proposal Three	46,949,008	2,446,928	2,286,610	17,336,538

Each proposal was also approved for Worldwide Health Sciences Portfolio.

(1)    Excludes fractional shares.

(2)    Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the Proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

Worldwide Health Sciences Portfolio

The Portfolio held a Special Meeting of Interestholders on Thursday, May 26, 2016 and adjourned until Thursday, June 16, 2016 for the following purposes: (1) to approve an investment advisory agreement between Eaton Vance Management (“EVM”) and Worldwide Health Sciences Portfolio (the “Portfolio”); (2) to approve an investment sub-advisory agreement between EVM and Eaton Vance Management (International) Limited (“EVMI”); and (3) to approve a Research Support Agreement between EVM and ObiMed Advisors LLC. The interestholder meeting results are as follows:

	Interest in the Portfolio
	For	Against	Abstain(1)	Uninstructed(1)
Proposal One	69%	3%	3%	25%
Proposal Two	68%	3%	3%	25%
Proposal Three	68%	4%	3%	25%

Results are rounded to the nearest whole number and may not total 100% due to rounding.

(1)

Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the Proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

32

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Worldwide Health Sciences Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Worldwide Health Sciences Fund (the “Fund”) invests, with OrbiMed Advisors LLC (“OrbiMed”) (the “Current Orbimed Agreement”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Contract Review Committee also concluded that the continuation of an agreement for management services of the Portfolio (the “Current EVM Agreement”) and for administrative services of the Fund, each with Eaton Vance Management (together with the Current Orbimed Agreement and the Current EVM Agreement, the “Current Agreements”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended the Board approval of such Current Agreements. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the Current Agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the Current Agreements.

The Board noted that at its meeting held on February 11, 2016 (the “February meeting”), the Board had approved, at the recommendation of the Contract Review Committee, on behalf of the Portfolio (i) a new investment advisory agreement with Eaton Vance Management, (ii) a new sub-advisory agreement with Eaton Vance Management (International) Limited, which is a wholly-owned subsidiary of Eaton Vance Management, and (iii) a new research support agreement with OrbiMed (collectively, the “Proposed Agreements”). The Board further noted that, at the February meeting, the Board approved the termination of the Current Orbimed Agreement and the Current EVM Agreement, contingent upon shareholder approval of the Proposed Agreements. The Board noted that a special meeting of shareholders of the Fund had been scheduled (the “Shareholder Meeting”), at which Fund shareholders will be asked to cast votes in favor of the Proposed Agreements. The Board considered that the Shareholder Meeting was scheduled to occur after the expiration of the Current Agreements, that the Proposed Agreements were subject to shareholder approval and that continuation of the Current Agreements would be necessary to ensure a smooth transition of services under the Proposed Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the Current Agreements, the Board evaluated the nature, extent and quality of services provided to the Portfolio by OrbiMed and to the Portfolio and the Fund by Eaton Vance Management. The Board considered that OrbiMed and Eaton Vance Management provide a package of inter-related services that together are necessary and appropriate for the management of the Portfolio and administration of the Fund.

34

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Board of Trustees’ Contract Approval — continued

The Board considered OrbiMed’s and Eaton Vance Management’s management capabilities and OrbiMed’s investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted OrbiMed’s experience in managing health sciences portfolios and the experience of the large group of professional and support staff including portfolio managers, traders and analysts who provide services under the investment advisory agreement. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at OrbiMed were appropriate to fulfill effectively its duties on behalf of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of OrbiMed and other factors, such as the reputation and resources of OrbiMed to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio and the administration of the Fund.

The Board considered the compliance programs of OrbiMed, Eaton Vance Management and their respective affiliates. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of OrbiMed, Eaton Vance Management and their affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of the package of inter-related services provided by OrbiMed and Eaton Vance Management, taken as a whole, are appropriate and consistent with the terms of the Current Agreements.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. In considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its peers in more recent periods. On the basis of the foregoing and other relevant information provided by OrbiMed and Eaton Vance Management in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

In considering the management fees and the Fund’s estimated total expense ratio, the Board noted that the advisory fee payable by the Portfolio is subject to a performance-based adjustment that is intended to align the interests of OrbiMed with the interests of shareholders and that the performance-based adjustment varies based on whether the Fund outperforms or underperforms its benchmark index by at least 1.00% and based on its average daily net assets over the entire performance measurement period. After considering the foregoing information, and in light of the nature, extent and quality of the package of inter-related services provided by OrbiMed and Eaton Vance Management under the Current Agreements, the Board concluded that the management fees charged for services provided pursuant to the Current Agreements are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by OrbiMed and Eaton Vance Management and relevant affiliates thereof in providing services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized by OrbiMed or Eaton Vance Management without regard to marketing support or other payments by such party in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by OrbiMed or Eaton Vance Management in connection with their relationships with the Fund and the Portfolio, including the benefits to OrbiMed of research services that may be available as a result of securities transactions effected for the Portfolio and other investment advisory clients.

35

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the package of inter-related services rendered by OrbiMed and Eaton Vance Management, the profits realized by OrbiMed and Eaton Vance Management are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which OrbiMed and Eaton Vance Management, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and OrbiMed’s and Eaton Vance Management’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the management fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

36

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) and Worldwide Health Sciences Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds at a mutually convenient time in 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly, held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds)
(2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm)
(1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

37

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management
(1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody
(1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

38

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Edward J. Perkin 1972	President of the Portfolio	2016	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Formerly, Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global at Goldman Sachs Asset Management (2002-2014).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser of

Worldwide Health Sciences Portfolio and

Administrator of Eaton Vance Worldwide Health

Sciences Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Worldwide Health Sciences

Portfolio

Eaton Vance Management (International) Limited

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Investment Sub-Adviser of Worldwide Health Sciences

Portfolio

OrbiMed Advisors LLC

601 Lexington Avenue

54th Floor

New York, NY 10022-4629

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

426    8.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief

Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Greater China Growth Fund, Eaton Vance Richard Bernstein All Asset Strategy Fund, Eaton Vance Richard Bernstein Equity Strategy Fund and Eaton Vance Worldwide Health Sciences Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 15 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended August 31, 2015 and August 31, 2016 by D&T for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Greater China Growth Fund

Fiscal Years Ended	8/31/15	8/31/16
Audit Fees	$61,660	$47,260
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,238	$14,007
All Other Fees(3)	$0	$0

Total	$74,898	$61,267

Eaton Vance Richard Bernstein All Asset Strategy Fund

Fiscal Years Ended	8/31/15	8/31/16
Audit Fees	$34,050	$44,700
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,286	$14,805
All Other Fees(3)	$0	$0

Total	$47,336	$59,505

Eaton Vance Richard Bernstein Equity Strategy Fund

Fiscal Years Ended	8/31/15	8/31/16
Audit Fees	$47,580	$43,080
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,639	$14,909
All Other Fees(3)	$0	$0

Total	$62,219	$57,989

Eaton Vance Worldwide Health Sciences Fund

Fiscal Years Ended	8/31/15	8/31/16
Audit Fees	$26,800	$27,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,567	$14,933
All Other Fees(3)	$0	$0

Total	$38,367	$41,933

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (February 28/29, July 31, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	9/30/14	2/28/15	7/31/15	8/31/15	9/30/15	2/29/16	7/31/16	8/31/16
Audit Fees	$75,180	$57,810	$110,150	$202,140	$88,680	$54,660	$92,000	$162,040
Audit-Related Fees(1)	$0	$0	$0	$0	$500	$0	$0	$0
Tax Fees(2)	$34,090	$31,200	$42,215	$65,130	$35,925	$18,272	$35,769	$58,654
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$109,270	$89,010	$152,365	$267,270	$125,105	$72,932	$127,769	$220,694

*	Information is not presented for fiscal years ended 11/30/14 and 11/30/15, as no Series in the Trust with such fiscal year end was in operation during such period.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended*	9/30/14	2/28/15	7/31/15	8/31/15	9/30/15	2/29/16	7/31/16	8/31/16
Registrant(1)	$34,090	$31,200	$42,215	$65,130	$36,425	$18,272	$35,769	$58,654
Eaton Vance(2)	$256,315	$99,750	$46,000	$46,000	$46,000	$56,434	$56,434	$56,434

*	Information is not presented for fiscal years ended 11/30/14 and 11/30/15, as no Series in the Trust with such fiscal year end was in operation during such period.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	During the fiscal years reported above, certain of the Funds was a “feeder” fund in a “master-feeder” fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 20, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 20, 2016